UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Emerging Markets Local Income Portfolio

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Emerging Markets Local Income Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging Markets Local Income Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Income Portfolio	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,854,744,049
# of Portfolio Holdings (including derivatives)	1,136
Portfolio Turnover Rate	47%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.5%
Foreign Corporate Bonds	5.5%
Short-Term Investments	34.6%
Sovereign Government Bonds	59.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Malaysia	10.0%
China	9.5%
Brazil	9.0%
Mexico	8.7%
India	8.4%
Kazakhstan	7.6%
Hungary	7.5%
Poland	7.2%
Thailand	7.0%
Uzbekistan	6.2%
Other	47.7%
Total Long Exposure	128.8%
Table Summary
Israel	(0.1)%
Euro	(4.6)%
Total Short Exposure	(4.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Emerging Markets Local Income Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EMLI Port.-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Credit Linked Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(1)	TZS	3,104,000	$ 1,417,902
13.75%, 9/27/50(1)	TZS	1,044,300	461,695
Total Credit Linked Notes (identified cost $1,833,545)			$ 1,879,597

Foreign Corporate Bonds — 5.1%
Security	Principal Amount (000's omitted)		Value
Angola — 0.1%
Sonangol Finance Ltd., 10.00%, 1/29/31(2)	USD	1,476	$ 1,511,641
			$ 1,511,641
Brazil — 0.5%
Simpar Finance SARL, 10.75%, 2/12/28(2)	BRL	53,195	$ 8,650,253
			$ 8,650,253
Colombia — 0.2%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(3)	COP	18,034,065	$ 4,361,693
			$ 4,361,693
Georgia — 0.1%
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	30,470,000	$ 2,565,202
			$ 2,565,202
Kazakhstan — 0.2%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	2,076,500	$ 4,345,750
			$ 4,345,750
Netherlands — 0.8%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	167,368,000	$ 14,020,239
			$ 14,020,239
Peru — 0.1%
Integratel Peru SAA, 7.375%, 4/10/27(3)(4)	PEN	24,500	$ 2,619,163
			$ 2,619,163
Security	Principal Amount (000's omitted)		Value
Supranational — 0.4%
Asian Development Bank, 14.50%, 6/26/28	UZS	14,946,700	$ 1,292,462
Corp. Andina de Fomento:
7.50%, 4/4/34(2)	INR	272,000	2,751,043
8.25%, 4/26/34	INR	221,000	2,325,170
European Bank for Reconstruction & Development, 17.35%, 3/1/27(2)	USD	601	627,895
			$ 6,996,570
Uzbekistan — 2.1%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(2)	UZS	31,300,000	$ 2,710,362
20.50%, 4/25/27(2)	UZS	25,170,000	2,219,107
JSCB Agrobank, 20.75%, 9/15/28	UZS	177,800,000	15,591,280
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(2)	UZS	42,550,000	3,880,428
21.00%, 7/24/27(2)	UZS	155,110,000	14,035,421
			$ 38,436,598
Venezuela — 0.6%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(4)	USD	3,858	$ 1,461,331
6.00%, 10/28/22(2)(4)	USD	532	190,190
6.00%, 5/16/24(2)(4)	USD	7,321	2,890,900
6.00%, 11/15/26(2)(4)	USD	10,180	4,046,463
9.00%, 11/17/21(2)(4)	USD	1,706	776,230
9.75%, 5/17/35(2)(4)	USD	2,498	1,183,522
12.75%, 2/17/22(2)(4)	USD	1,946	1,001,114
			$ 11,549,750
Total Foreign Corporate Bonds (identified cost $90,838,363)			$ 95,056,859

Loan Participation Notes — 0.4%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.4%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(2)(5)(6)	UZS	84,113,385	$ 7,062,266
Total Loan Participation Notes (identified cost $7,210,917)			$ 7,062,266

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 55.6%
Security	Principal Amount (000's omitted)		Value
Albania — 1.4%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	16,000	$ 197,819
3.90%, 1/22/30	ALL	79,200	996,102
4.05%, 2/7/32	ALL	106,400	1,335,370
4.30%, 7/10/27	ALL	383,300	4,756,467
4.70%, 2/23/27	ALL	91,000	1,129,583
4.95%, 7/22/29	ALL	699,000	9,086,672
5.25%, 1/26/29	ALL	567,800	7,379,234
5.59%, 2/19/40	ALL	40,900	531,775
6.13%, 7/25/34	ALL	38,700	533,516
			$ 25,946,538
Angola — 0.1%
Angola Government International Bonds:
9.125%, 11/26/49(2)	USD	954	$ 913,207
9.244%, 1/15/31(2)	USD	1,360	1,452,570
			$ 2,365,777
Armenia — 1.9%
Republic of Armenia Treasury Bonds:
8.60%, 4/29/30	AMD	1,955,842	$ 5,419,659
9.00%, 10/29/35	AMD	4,207,412	11,652,379
9.60%, 10/29/33	AMD	4,512,022	12,993,143
9.75%, 10/29/50	AMD	792,413	2,312,439
9.75%, 10/29/52	AMD	862,400	2,510,807
			$ 34,888,427
Barbados — 0.2%
Barbados Government International Bonds, 8.00%, 6/26/35(2)	USD	3,795	$ 4,079,056
			$ 4,079,056
Bosnia and Herzegovina — 0.0%†
Republic of Srpska Treasury Bonds:
1.50%, 9/25/26	BAM	36	$ 21,581
1.50%, 9/26/27	BAM	22	12,826
			$ 34,407
Brazil — 2.6%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/26	BRL	124,000	$ 24,501,301
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Brazil Notas do Tesouro Nacional:
6.00%, 5/15/35(7)	BRL	22,865	$ 20,279,282
10.00%, 1/1/27	BRL	22,375	4,415,993
			$ 49,196,576
Colombia — 2.4%
Colombia TES:
7.00%, 3/26/31	COP	20,123,600	$ 4,217,598
7.00%, 6/30/32	COP	1,610,000	319,378
11.75%, 1/24/35	COP	85,828,700	21,466,515
12.50%, 2/27/30	COP	11,873,000	3,089,338
13.25%, 2/9/33	COP	56,811,100	15,091,816
			$ 44,184,645
Congo — 0.2%
DRC International Bonds, 9.50%, 4/16/37(2)	USD	3,025	$ 3,094,314
			$ 3,094,314
Czech Republic — 0.3%
Czech Republic Government Bonds, 4.50%, 11/11/32	CZK	108,140	$ 5,166,076
			$ 5,166,076
Dominican Republic — 0.2%
Dominican Republic Bonds:
10.75%, 6/1/36(2)	DOP	23,100	$ 413,418
11.25%, 9/15/35(3)	DOP	112,750	2,091,529
11.25%, 9/15/35(2)	DOP	32,900	610,300
13.625%, 2/3/33(2)	DOP	14,000	281,828
			$ 3,397,075
Egypt — 1.4%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	826,542	$ 15,346,302
24.458%, 10/1/27	EGP	547,557	10,142,804
			$ 25,489,106
Ethiopia — 0.8%
Ethiopia Government International Bonds:
6.625%, 12/11/24(2)(4)	USD	13,254	$ 13,681,574
6.625%, 12/11/24(3)(4)	USD	781	806,195
			$ 14,487,769

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Guatemala — 0.0%†
Guatemala Government International Bonds, 6.60%, 6/13/36(2)	USD	822	$ 883,650
			$ 883,650
Hungary — 1.5%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	7,154,370	$ 17,112,138
3.00%, 4/25/41	HUF	2,898,150	6,629,704
4.00%, 4/28/51	HUF	292,850	696,245
7.00%, 10/24/35	HUF	989,290	3,424,879
			$ 27,862,966
India — 1.3%
India Government Bonds, 7.24%, 8/18/55	INR	2,316,300	$ 23,472,265
			$ 23,472,265
Indonesia — 3.2%
Indonesia Treasury Bonds:
6.375%, 4/15/32	IDR	50,050,000	$ 2,812,507
6.50%, 4/15/36	IDR	132,890,000	7,458,883
6.75%, 7/15/35	IDR	166,600,000	9,552,311
7.125%, 6/15/38	IDR	163,285,000	9,539,527
7.50%, 6/15/35	IDR	129,185,000	7,747,731
7.50%, 5/15/38	IDR	139,015,000	8,454,698
7.50%, 4/15/40	IDR	25,124,000	1,513,769
8.25%, 5/15/36	IDR	195,920,000	12,432,601
			$ 59,512,027
Kazakhstan — 2.1%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,234,276	$ 2,188,025
5.50%, 9/20/28	KZT	34,685	60,018
5.50%, 4/24/32	KZT	565,995	764,297
7.22%, 12/10/28	KZT	377,330	670,165
7.68%, 8/13/29	KZT	490,529	852,365
8.44%, 5/10/31	KZT	207,531	341,015
8.66%, 4/4/33	KZT	2,905,555	4,512,757
10.55%, 7/28/29	KZT	1,782,069	3,365,917
10.69%, 8/23/33	KZT	399,269	685,137
11.05%, 1/28/37	KZT	141,907	233,732
14.00%, 5/12/31	KZT	2,398,144	4,891,277
14.00%, 5/19/32	KZT	52,027	105,647
14.00%, 2/13/35	KZT	2,346,899	4,704,299
14.45%, 6/5/33	KZT	186,299	383,631
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
14.50%, 3/6/34	KZT	75,467	$ 155,360
14.60%, 3/6/32	KZT	36,548	75,914
15.18%, 2/5/32	KZT	3,902,436	8,278,515
16.95%, 10/9/30	KZT	2,713,728	6,096,697
			$ 38,364,768
Lebanon — 0.4%
Lebanon Government International Bonds:
5.80%, 4/14/20(2)(4)	USD	4,215	$ 1,074,825
6.00%, 1/27/23(2)(4)	USD	1,912	484,931
6.10%, 10/4/22(2)(4)	USD	4,917	1,244,394
6.15%, 6/19/20(2)(4)	USD	1,043	264,172
6.20%, 2/26/25(2)(4)	USD	995	253,349
6.25%, 5/27/22(2)(4)	USD	578	146,537
6.25%, 11/4/24(2)(4)	USD	966	244,700
6.25%, 6/12/25(2)(4)	USD	582	148,410
6.375%, 3/9/20(2)(4)	USD	2,062	523,882
6.40%, 5/26/23(2)(4)	USD	6,373	1,625,593
6.60%, 11/27/26(2)(4)	USD	285	72,369
6.65%, 4/22/24(2)(4)	USD	1,667	425,168
6.65%, 11/3/28(2)(4)	USD	417	106,229
6.65%, 2/26/30(2)(4)	USD	42	10,815
6.75%, 11/29/27(2)(4)	USD	604	154,725
6.85%, 3/23/27(2)(4)	USD	490	124,559
6.85%, 5/25/29(2)(4)	USD	950	243,749
7.00%, 12/3/24(2)(4)	USD	99	25,139
7.00%, 3/20/28(2)(4)	USD	1,504	385,158
7.00%, 4/22/31(2)(4)	USD	69	18,089
7.00%, 3/23/32(2)(4)	USD	647	169,747
7.05%, 11/2/35(2)(4)	USD	15	3,929
7.25%, 3/23/37(2)(4)	USD	547	142,825
8.20%, 5/17/33(2)(4)	USD	15	3,956
8.25%, 4/12/21(2)(4)	USD	1,657	440,402
			$ 8,337,652
Malaysia — 0.2%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 4,349,904
			$ 4,349,904
Mexico — 9.0%
Mexican Bonos:
7.50%, 5/26/33	MXN	161,360	$ 8,500,853
7.75%, 5/29/31	MXN	296,089	16,280,263

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Mexican Bonos: (continued)
7.75%, 11/23/34	MXN	577,544	$ 30,308,131
7.75%, 11/13/42	MXN	318,000	15,293,910
8.00%, 2/21/36	MXN	421,214	22,210,974
8.00%, 7/31/53	MXN	201,119	9,613,023
8.50%, 3/2/28	MXN	400,000	23,216,189
8.50%, 3/1/29	MXN	389,604	22,473,416
8.50%, 11/18/38	MXN	354,748	18,815,454
			$ 166,712,213
Mongolia — 0.1%
Mongolia Government International Bonds:
6.625%, 2/25/30(3)	USD	200	$ 205,977
6.625%, 2/25/30(2)	USD	2,000	2,059,773
			$ 2,265,750
Montenegro — 0.4%
Montenegro Government International Bonds, 4.875%, 4/1/32(2)	EUR	5,762	$ 6,807,579
			$ 6,807,579
Nigeria — 0.6%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	6,194,207	$ 4,745,026
18.50%, 2/21/31	NGN	1,701,561	1,324,631
19.00%, 2/21/34	NGN	3,408,775	2,816,226
22.60%, 1/29/35	NGN	1,814,998	1,765,670
			$ 10,651,553
Paraguay — 0.8%
Paraguay Government International Bonds:
7.90%, 2/9/31(3)	PYG	72,044,000	$ 11,799,688
7.90%, 2/9/31(2)	PYG	11,541,000	1,890,237
8.50%, 3/4/35(3)	PYG	3,665,000	606,664
			$ 14,296,589
Peru — 1.3%
Peru Government Bonds:
5.35%, 8/12/40	PEN	15,335	$ 3,730,223
5.40%, 8/12/34	PEN	9,879	2,727,594
6.85%, 8/12/35(2)(3)	PEN	28,472	8,468,961
6.90%, 8/12/37	PEN	12,470	3,604,442
7.60%, 8/12/39(2)(3)	PEN	19,620	5,894,266
			$ 24,425,486
Security	Principal Amount (000's omitted)		Value
Poland — 1.8%
Republic of Poland Government Bonds, 2.00%, 8/25/36(7)	PLN	134,992	$ 34,178,392
			$ 34,178,392
Romania — 3.5%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 15,104,967
3.25%, 6/24/26	RON	57,650	12,970,244
4.15%, 1/26/28	RON	21,190	4,609,747
4.25%, 4/28/36	RON	53,945	9,673,579
5.80%, 7/26/27	RON	16,020	3,596,831
6.75%, 4/25/35	RON	17,515	3,833,030
7.10%, 7/31/34	RON	30,115	6,800,558
7.20%, 10/30/33	RON	15,050	3,390,710
7.25%, 7/30/40	RON	3,710	835,702
7.90%, 2/24/38	RON	9,130	2,172,083
8.75%, 10/30/28	RON	6,025	1,428,416
			$ 64,415,867
Serbia — 0.6%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	255,910	$ 2,470,225
7.00%, 10/26/31	RSD	780,260	8,510,878
			$ 10,981,103
South Africa — 8.1%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	201,829	$ 12,047,292
8.25%, 3/31/32	ZAR	261,204	15,503,704
8.50%, 1/31/37	ZAR	249,325	14,411,070
8.75%, 1/31/44	ZAR	321,767	18,227,682
8.75%, 2/28/48	ZAR	227,694	12,922,293
8.875%, 2/28/35	ZAR	573,886	34,664,157
9.00%, 1/31/40	ZAR	579,320	34,027,451
10.00%, 3/31/33	ZAR	131,100	8,430,065
			$ 150,233,714
Sri Lanka — 1.0%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	110,000	$ 312,722
9.00%, 11/1/33	LKR	161,000	455,881
9.75%, 7/1/30	LKR	1,365,000	4,232,153
10.25%, 9/15/34	LKR	1,018,000	3,064,151
10.35%, 10/15/29	LKR	60,000	190,526

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
11.00%, 10/15/28	LKR	1,195,000	$ 3,851,644
11.00%, 9/15/29	LKR	90,000	290,828
11.00%, 12/15/29	LKR	759,000	2,452,207
11.00%, 5/15/30	LKR	27,000	87,312
11.00%, 10/15/30	LKR	531,000	1,716,357
11.25%, 3/15/31	LKR	25,000	81,427
11.50%, 12/15/32	LKR	591,000	1,913,879
			$ 18,649,087
Suriname — 0.7%
Suriname Government International Bonds:
7.70%, 11/6/30(3)	USD	2,570	$ 2,674,727
7.70%, 11/6/30(2)	USD	1,007	1,048,035
8.50%, 11/6/35(3)	USD	9,548	10,375,812
			$ 14,098,574
Thailand — 0.8%
Thailand Government Bonds:
3.30%, 6/17/38	THB	383,618	$ 12,683,924
3.35%, 6/17/33	THB	60,000	2,011,113
			$ 14,695,037
Turkey — 0.7%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	200,000	$ 3,189,725
17.80%, 7/13/33	TRY	10,000	132,942
26.20%, 10/5/33	TRY	425,874	7,821,927
30.00%, 9/12/29	TRY	69,266	1,349,342
31.08%, 11/8/28	TRY	10,000	201,552
40.918%, 7/4/29(8)	TRY	30,100	667,486
			$ 13,362,974
Uganda — 1.0%
Republic of Uganda Government Bonds:
14.25%, 6/22/34	UGX	167,700	$ 43,004
14.375%, 2/3/33	UGX	1,352,400	353,394
15.00%, 6/18/43	UGX	7,004,900	1,799,569
15.80%, 6/23/39	UGX	36,824,000	9,927,865
16.25%, 11/8/35	UGX	20,369,900	5,712,329
			$ 17,836,161
Security	Principal Amount (000's omitted)		Value
Uruguay — 0.0%†
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	14,261	$ 381,237
3.875%, 7/2/40(7)	UYU	9,173	254,787
			$ 636,024
Uzbekistan — 2.3%
National Bank of Uzbekistan, 19.875%, 7/5/27(2)	UZS	50,140,000	$ 4,393,298
Republic of Uzbekistan Bonds:
12.25%, 4/13/29(2)	UZS	433,900,000	36,823,100
15.50%, 2/25/28(2)	UZS	24,000,000	2,160,456
			$ 43,376,854
Venezuela — 0.7%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(4)	USD	638	$ 276,516
7.00%, 3/31/38(2)(4)	USD	300	141,750
7.65%, 4/21/25(2)(4)	USD	3,088	1,466,028
7.75%, 10/13/19(2)(4)	USD	1,450	666,683
8.25%, 10/13/24(2)(4)	USD	4,549	2,200,337
9.00%, 5/7/23(2)(4)	USD	2,110	1,063,114
9.25%, 9/15/27(4)	USD	5,764	3,041,951
9.25%, 5/7/28(2)(4)	USD	4,134	2,113,610
9.375%, 1/13/34(4)	USD	335	175,875
11.75%, 10/21/26(2)(4)	USD	1,198	685,498
11.95%, 8/5/31(2)(4)	USD	936	534,633
12.75%, 8/23/22(2)(4)	USD	751	428,878
			$ 12,794,873
Zambia — 2.0%
Zambia Government Bonds:
13.00%, 9/20/31(2)	ZMW	3,642	$ 182,633
13.00%, 6/26/33	ZMW	9,574	459,209
14.00%, 7/24/38	ZMW	3,687	170,358
14.50%, 2/16/28	ZMW	31,000	1,673,308
14.90%, 2/16/29	ZMW	35,500	1,929,438
14.98%, 2/16/31	ZMW	1,500	80,799
16.00%, 10/27/28	ZMW	10,300	572,330
16.00%, 11/24/28	ZMW	6,437	358,059
16.00%, 2/16/33	ZMW	35,019	1,899,874
16.10%, 1/26/31	ZMW	12,875	719,263
16.49%, 11/24/30	ZMW	14,805	837,933
16.60%, 2/16/36	ZMW	67,583	3,656,323
16.85%, 1/26/33	ZMW	19,092	1,060,884
16.95%, 12/22/32	ZMW	13,125	739,644

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bonds: (continued)
17.00%, 11/24/32	ZMW	17,381	$ 970,962
17.19%, 1/26/36	ZMW	40,160	2,219,327
17.50%, 11/24/35	ZMW	20,599	1,152,122
17.50%, 12/22/35	ZMW	14,625	817,038
17.59%, 2/16/41	ZMW	235,929	12,722,040
18.49%, 5/27/32	ZMW	3,642	220,010
18.79%, 1/26/41	ZMW	12,876	730,902
18.99%, 10/27/40	ZMW	12,701	727,789
18.99%, 11/24/40	ZMW	19,312	1,107,247
19.00%, 6/23/35	ZMW	6,437	375,193
19.00%, 8/18/35	ZMW	6,437	378,022
19.00%, 9/29/35	ZMW	2,253	132,225
22.50%, 11/25/34	ZMW	5,794	404,401
22.80%, 2/17/40	ZMW	607	40,105
26.50%, 4/30/39	ZMW	1,528	122,351
			$ 36,459,789
Total Sovereign Government Bonds (identified cost $993,725,241)			$1,031,990,617

Short-Term Investments — 32.4%
Affiliated Fund — 15.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(9)	294,953,488	$ 294,953,488
Total Affiliated Fund (identified cost $294,953,488)		$ 294,953,488

Sovereign Government Securities — 5.7%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills:
0.00%, 6/25/26	ALL	47,880	$ 586,527
0.00%, 1/28/27	ALL	174,740	2,095,584
			$ 2,682,111
Kazakhstan — 0.6%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	4,778,855	$ 10,273,166
			$ 10,273,166
Security	Principal Amount (000's omitted)		Value
Nigeria — 5.0%
Nigeria OMO Bills:
0.00%, 5/5/26	NGN	1,709,111	$ 1,242,312
0.00%, 5/12/26	NGN	2,271,489	1,652,464
0.00%, 5/19/26	NGN	4,412,450	3,196,833
0.00%, 5/26/26	NGN	17,379,504	12,540,653
0.00%, 6/2/26	NGN	7,113,833	5,097,701
0.00%, 6/23/26	NGN	5,171,423	3,674,940
0.00%, 6/30/26	NGN	13,786,625	9,761,770
0.00%, 7/7/26	NGN	4,750,898	3,352,056
0.00%, 7/10/26	NGN	590,704	413,688
0.00%, 7/14/26	NGN	17,044,006	11,984,163
0.00%, 7/28/26	NGN	2,299,810	1,606,297
0.00%, 8/4/26	NGN	1,916,212	1,333,782
0.00%, 8/11/26	NGN	13,723,318	9,518,910
0.00%, 8/18/26	NGN	4,994,578	3,426,512
0.00%, 8/25/26	NGN	1,831,892	1,261,952
0.00%, 9/1/26	NGN	1,901,221	1,305,279
0.00%, 9/8/26	NGN	4,515,347	3,084,163
0.00%, 9/22/26	NGN	2,134,003	1,437,855
0.00%, 1/12/27	NGN	16,437,948	10,657,387
0.00%, 1/19/27	NGN	9,760,545	6,311,548
			$ 92,860,265
Total Sovereign Government Securities (identified cost $102,587,570)			$ 105,815,542

U.S. Treasury Obligations — 10.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(10)	$25,000	$ 24,967,703
0.00%, 5/21/26(10)	23,697	23,649,669
0.00%, 5/28/26	28,170	28,094,680
0.00%, 6/11/26(10)	28,330	28,214,008
0.00%, 6/18/26(10)	15,303	15,229,780
0.00%, 6/25/26(10)	73,000	72,595,879
0.00%, 7/9/26	4,740	4,707,305
0.00%, 7/16/26(10)	3,260	3,235,353
Total U.S. Treasury Obligations (identified cost $200,697,635)		$ 200,694,377
Total Short-Term Investments (identified cost $598,238,693)		$ 601,463,407

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Value
Total Purchased Options — 0.1% (identified cost $1,671,277)	$ 1,148,395
Total Investments — 93.7% (identified cost $1,693,518,036)	$1,738,601,141
Total Written Options — (0.0)%† (premiums received $1,216,557)	$ (362,742)
Other Assets, Less Liabilities — 6.3%	$ 116,505,650
Net Assets — 100.0%	$1,854,744,049
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $168,051,120 or 9.1% of the Portfolio's net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $56,815,627 or 3.1% of the Portfolio's net assets.
(4)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(9)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Bank of America, N.A.	USD	17,000,000	CNH	6.60	11/4/26	$ 43,639
Put USD vs. Call CNH	Barclays Bank PLC	USD	11,000,000	CNH	6.75	7/7/26	22,440
Put USD vs. Call CNH	Barclays Bank PLC	USD	16,000,000	CNH	6.60	11/4/26	41,072
Put USD vs. Call CNH	Citibank, N.A.	USD	15,900,000	CNH	6.72	7/16/26	25,392
Put USD vs. Call CNH	Citibank, N.A.	USD	10,000,000	CNH	6.60	11/4/26	25,670
Put USD vs. Call CNH	Goldman Sachs International	USD	15,000,000	CNH	6.60	11/4/26	38,505
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	19,000,000	CNH	6.72	7/15/26	28,899
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	21,000,000	CNH	6.60	11/4/26	53,907
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	22,437
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	12,010
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	11,738
Put USD vs. Call KRW	Bank of America, N.A.	USD	10,700,000	KRW	1,440.00	9/8/26	84,295
Put USD vs. Call KRW	Barclays Bank PLC	USD	7,000,000	KRW	1,420.00	9/17/26	70,469
Put USD vs. Call KRW	Barclays Bank PLC	USD	8,000,000	KRW	1,425.00	10/1/26	96,592
Put USD vs. Call KRW	Citibank, N.A.	USD	7,000,000	KRW	1,440.00	9/10/26	55,475
Put USD vs. Call KRW	Citibank, N.A.	USD	8,000,000	KRW	1,420.00	9/22/26	83,016
Put USD vs. Call KRW	Goldman Sachs International	USD	11,000,000	KRW	1,440.00	8/4/26	77,374

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call KRW	Goldman Sachs International	USD	300,000	KRW	1,440.00	8/7/26	$ 2,140
Put USD vs. Call KRW	Goldman Sachs International	USD	7,000,000	KRW	1,420.00	9/21/26	71,792
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	10,000,000	KRW	1,440.00	8/6/26	71,050
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	5,700,000	KRW	1,440.00	8/6/26	40,498
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	7,000,000	KRW	1,440.00	9/8/26	55,146
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	7,000,000	KRW	1,420.00	9/28/26	74,914
Put USD vs. Call KRW	Standard Chartered Bank	USD	5,000,000	KRW	1,440.00	9/14/26	39,925
Total							$1,148,395
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,387,000	BRL	7.00	7/12/27	$(129,954)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,110,000	BRL	7.00	7/14/27	(104,726)
Call USD vs. Put KRW	Barclays Bank PLC	USD	7,000,000	KRW	1,590.00	9/17/26	(30,338)
Call USD vs. Put KRW	Barclays Bank PLC	USD	8,000,000	KRW	1,610.00	10/1/26	(30,000)
Call USD vs. Put KRW	Citibank, N.A.	USD	8,000,000	KRW	1,630.00	9/22/26	(20,992)
Call USD vs. Put KRW	Goldman Sachs International	USD	7,000,000	KRW	1,600.00	9/21/26	(27,223)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	7,000,000	KRW	1,630.00	9/28/26	(19,509)
Total							$(362,742)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	9,863,014	USD	1,976,108	5/4/26	$ 15,695
USD	1,971,046	BRL	9,863,014	5/4/26	(20,758)
BRL	28,136,986	USD	5,640,370	5/5/26	41,803
BRL	23,100,000	USD	4,624,162	5/5/26	40,809
USD	10,270,403	BRL	51,236,986	5/5/26	(76,741)
PHP	4,721,697	USD	80,631	5/7/26	(3,824)
PHP	9,000,000	USD	157,023	5/7/26	(10,621)
PHP	47,078,303	USD	810,298	5/7/26	(44,482)
USD	657,260	PHP	36,800,000	5/7/26	58,640
USD	267,881	PHP	15,000,000	5/7/26	23,878
USD	160,849	PHP	9,000,000	5/7/26	14,448
PHP	22,854,400	USD	396,860	5/12/26	(25,086)
PHP	31,246,864	USD	535,150	5/12/26	(26,855)
PHP	53,894,000	USD	920,242	5/12/26	(43,545)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	52,334,500	USD	894,913	5/12/26	$ (43,584)
PHP	58,400,000	USD	998,205	5/12/26	(48,208)
PHP	46,946,932	USD	812,864	5/12/26	(49,174)
PHP	46,954,700	USD	815,327	5/12/26	(51,512)
PHP	46,116,800	USD	802,764	5/12/26	(52,579)
PHP	63,164,372	USD	1,101,192	5/12/26	(73,692)
PHP	64,670,000	USD	1,126,361	5/12/26	(74,369)
PHP	76,350,000	USD	1,335,257	5/12/26	(93,266)
PHP	86,146,200	USD	1,501,590	5/12/26	(100,243)
PHP	128,822,400	USD	2,202,469	5/12/26	(106,905)
PHP	166,000,000	USD	2,844,901	5/12/26	(144,567)
PHP	149,547,800	USD	2,601,284	5/12/26	(168,579)
USD	2,624,756	PHP	147,800,000	5/12/26	220,482
USD	2,316,465	PHP	130,000,000	5/12/26	201,745
USD	1,778,726	PHP	100,000,000	5/12/26	152,019
USD	1,775,757	PHP	100,000,000	5/12/26	149,050
USD	1,773,207	PHP	100,000,000	5/12/26	146,499
USD	1,772,358	PHP	100,000,000	5/12/26	145,651
USD	1,603,421	PHP	90,000,000	5/12/26	139,384
USD	1,602,850	PHP	90,000,000	5/12/26	138,813
USD	980,567	PHP	55,000,000	5/12/26	85,878
USD	801,737	PHP	45,000,000	5/12/26	69,719
USD	603,629	PHP	33,700,000	5/12/26	55,429
USD	590,222	PHP	33,200,000	5/12/26	50,155
USD	465,574	PHP	26,000,000	5/12/26	42,630
USD	445,395	PHP	25,000,000	5/12/26	38,718
USD	274,568	PHP	15,300,000	5/12/26	25,681
CLP	11,515,000,000	USD	12,862,042	5/13/26	(64,736)
BRL	372,000,000	USD	70,414,377	6/2/26	4,167,696
BRL	212,588,554	USD	40,379,610	6/2/26	2,242,151
BRL	62,920,000	USD	11,850,970	6/2/26	763,826
BRL	27,130,000	USD	5,122,607	6/2/26	316,671
BRL	20,670,000	USD	3,910,624	6/2/26	233,493
BRL	14,000,000	USD	2,650,003	6/2/26	156,849
BRL	77,000,000	USD	15,291,826	6/2/26	145,862
BRL	7,000,000	USD	1,312,616	6/2/26	90,810
BRL	8,460,000	USD	1,606,914	6/2/26	89,227
BRL	51,236,986	USD	10,198,749	6/2/26	73,726
BRL	16,888,889	USD	3,357,011	6/2/26	29,033
BRL	2,111,111	USD	418,886	6/2/26	4,369
USD	4,271,523	BRL	22,850,000	6/2/26	(309,661)
USD	10,103,995	BRL	53,195,005	6/2/26	(561,043)
USD	17,468,066	BRL	91,965,000	6/2/26	(969,946)
BRL	9,863,014	USD	1,955,647	6/3/26	21,280

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,967,417	BRL	10,300,000	6/3/26	$ (97,099)
CLP	28,006,370,847	USD	30,269,958	6/17/26	856,320
CLP	3,417,000,000	USD	3,838,851	6/17/26	(41,198)
CLP	2,803,500,000	USD	3,162,330	6/17/26	(46,520)
CLP	5,959,000,000	USD	6,721,637	6/17/26	(98,805)
CLP	2,320,427,000	USD	2,696,729	6/17/26	(117,806)
COP	266,790,412,187	USD	69,541,865	6/17/26	3,072,146
COP	37,238,600,000	USD	9,980,596	6/17/26	154,867
COP	2,933,928,427	USD	764,761	6/17/26	33,785
COP	5,600,000,000	USD	1,542,020	6/17/26	(17,833)
EUR	266,636,453	USD	308,592,339	6/17/26	4,965,580
EUR	29,750,000	USD	34,773,734	6/17/26	211,535
EUR	1,452,652	USD	1,681,231	6/17/26	27,053
EUR	1,298,525	USD	1,502,851	6/17/26	24,182
EUR	1,222,639	USD	1,429,100	6/17/26	8,693
IDR	57,402,281,400	USD	3,299,077	6/17/26	12,306
IDR	49,693,726,668	USD	2,854,731	6/17/26	11,966
IDR	47,781,158,814	USD	2,745,728	6/17/26	10,638
IDR	54,660,104,120	USD	3,142,921	6/17/26	10,273
IDR	56,719,153,000	USD	3,261,890	6/17/26	10,084
IDR	7,488,064,000	USD	430,546	6/17/26	1,420
IDR	7,478,073,000	USD	430,956	6/17/26	434
IDR	4,488,227,000	USD	258,491	6/17/26	423
IDR	5,639,924,000	USD	324,946	6/17/26	406
IDR	7,480,379,000	USD	431,158	6/17/26	365
IDR	4,568,817,000	USD	264,928	6/17/26	(1,365)
IDR	7,532,560,000	USD	435,950	6/17/26	(1,417)
IDR	7,429,869,000	USD	430,592	6/17/26	(1,983)
IDR	7,359,582,804	USD	427,480	6/17/26	(2,926)
IDR	15,118,915,000	USD	875,241	6/17/26	(3,072)
IDR	14,996,430,000	USD	869,706	6/17/26	(4,603)
IDR	15,031,581,258	USD	874,439	6/17/26	(7,308)
IDR	19,409,381,000	USD	1,127,443	6/17/26	(7,768)
IDR	19,595,269,200	USD	1,139,657	6/17/26	(9,259)
IDR	21,483,882,000	USD	1,251,610	6/17/26	(12,263)
IDR	36,587,714,708	USD	2,128,434	6/17/26	(17,787)
IDR	32,623,607,873	USD	1,900,257	6/17/26	(18,289)
IDR	47,993,874,000	USD	2,787,845	6/17/26	(19,209)
IDR	32,400,984,715	USD	1,888,499	6/17/26	(19,374)
IDR	48,316,100,000	USD	2,817,676	6/17/26	(30,451)
IDR	75,016,960,401	USD	4,369,581	6/17/26	(42,055)
IDR	111,009,393,000	USD	6,447,662	6/17/26	(43,830)
IDR	98,239,327,646	USD	5,725,904	6/17/26	(58,742)
IDR	111,969,850,000	USD	6,605,969	6/17/26	(146,731)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	74,685,532	USD	795,005	6/17/26	$ (12,190)
INR	130,000,000	USD	1,384,452	6/17/26	(21,859)
INR	195,000,000	USD	2,076,235	6/17/26	(32,346)
INR	287,513,000	USD	3,050,319	6/17/26	(36,757)
INR	370,800,000	USD	3,974,856	6/17/26	(88,322)
INR	679,797,363	USD	7,304,300	6/17/26	(179,017)
INR	1,017,663,537	USD	10,934,612	6/17/26	(267,990)
INR	963,300,000	USD	10,425,866	6/17/26	(329,055)
INR	12,192,920,000	USD	131,010,733	6/17/26	(3,210,860)
PEN	8,610,550	USD	2,438,766	6/17/26	9,183
PEN	21,518,805	USD	6,214,107	6/17/26	(96,386)
PEN	109,857,218	USD	31,724,088	6/17/26	(492,069)
TWD	386,000,000	USD	12,161,885	6/17/26	36,444
TWD	129,000,000	USD	4,046,490	6/17/26	30,153
TWD	77,100,000	USD	2,416,398	6/17/26	20,108
TWD	129,000,000	USD	4,067,829	6/17/26	8,815
USD	155,843	CLP	144,188,976	6/17/26	(4,409)
USD	4,170,546	CLP	3,852,500,000	6/17/26	(111,122)
USD	4,580,532	CLP	4,238,000,000	6/17/26	(129,581)
USD	22,841,734	CLP	21,067,000,000	6/17/26	(572,128)
USD	5,230,381	COP	18,872,785,373	6/17/26	93,658
USD	337,113	COP	1,293,302,166	6/17/26	(14,893)
USD	751,783	COP	2,819,000,000	6/17/26	(15,481)
USD	2,478,908	COP	9,360,356,323	6/17/26	(68,759)
USD	4,500,486	COP	16,801,214,950	6/17/26	(72,405)
USD	6,784,773	COP	25,219,000,000	6/17/26	(79,240)
USD	4,687,462	COP	17,544,000,000	6/17/26	(87,598)
USD	4,067,183	COP	15,309,691,089	6/17/26	(99,751)
USD	2,659,478	COP	10,220,106,355	6/17/26	(122,193)
USD	2,332,078	COP	9,041,000,000	6/17/26	(128,667)
USD	2,918,658	COP	11,197,140,625	6/17/26	(128,937)
USD	5,644,439	COP	21,288,000,000	6/17/26	(149,649)
USD	4,765,666	COP	18,283,000,000	6/17/26	(210,532)
USD	6,130,906	COP	23,520,606,000	6/17/26	(270,845)
USD	9,536,362	COP	36,585,300,000	6/17/26	(421,287)
USD	268,538	EUR	232,028	6/17/26	(4,321)
USD	3,810,832	EUR	3,260,284	6/17/26	(23,182)
USD	2,501,778	EUR	2,161,639	6/17/26	(40,256)
USD	3,133,090	EUR	2,707,118	6/17/26	(50,415)
USD	3,922,744	EUR	3,389,412	6/17/26	(63,121)
USD	14,974,382	EUR	12,811,045	6/17/26	(91,092)
USD	6,536,699	EUR	5,647,976	6/17/26	(105,182)
USD	7,462,700	EUR	6,448,079	6/17/26	(120,083)
USD	8,795,878	EUR	7,600,000	6/17/26	(141,535)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	18,588,328	EUR	16,061,079	6/17/26	$ (299,106)
USD	26,069,090	EUR	22,524,764	6/17/26	(419,479)
USD	29,320,647	EUR	25,334,243	6/17/26	(471,800)
USD	41,309,265	EUR	35,692,901	6/17/26	(664,710)
USD	67,996,976	EUR	58,752,180	6/17/26	(1,094,144)
USD	5,255,201	IDR	89,969,041,197	6/17/26	65,130
USD	3,065,578	IDR	52,525,614,900	6/17/26	35,517
USD	905,407	IDR	15,496,952,409	6/17/26	11,430
USD	876,818	IDR	15,038,226,000	6/17/26	9,304
USD	876,270	IDR	15,030,661,500	6/17/26	9,192
USD	792,391	IDR	13,577,462,034	6/17/26	9,144
USD	568,088	IDR	9,742,715,376	6/17/26	6,057
USD	551,055	IDR	9,457,213,836	6/17/26	5,494
USD	455,096	IDR	7,794,378,365	6/17/26	5,459
USD	453,877	IDR	7,783,030,865	6/17/26	4,895
USD	27,184,395	INR	2,530,000,000	6/17/26	666,245
USD	2,216,346	INR	206,271,131	6/17/26	54,319
USD	2,396,067	INR	225,300,000	6/17/26	34,589
USD	1,145,590	INR	108,000,000	6/17/26	13,590
USD	159,881	INR	15,000,000	6/17/26	2,658
USD	158,529	INR	15,000,000	6/17/26	1,307
USD	164,691	INR	15,600,000	6/17/26	1,180
USD	42,634	INR	4,000,000	6/17/26	709
USD	42,278	INR	4,000,000	6/17/26	353
USD	42,222	INR	4,000,000	6/17/26	296
USD	42,211	INR	4,000,000	6/17/26	285
USD	35,893	INR	3,400,000	6/17/26	256
USD	42,163	INR	4,000,000	6/17/26	237
USD	42,156	INR	4,000,000	6/17/26	230
USD	36,904	INR	3,500,000	6/17/26	218
USD	36,885	INR	3,500,000	6/17/26	200
USD	31,628	INR	3,000,000	6/17/26	184
USD	16,374,675	PEN	56,703,795	6/17/26	253,986
USD	6,340,436	PEN	21,518,805	6/17/26	222,715
USD	11,948,590	PEN	41,376,723	6/17/26	185,333
USD	5,636,900	PEN	19,520,000	6/17/26	87,433
USD	2,503,050	COP	9,437,000,000	6/18/26	(64,953)
TWD	82,130,000	USD	2,562,559	7/8/26	31,567
TWD	68,430,000	USD	2,133,770	7/8/26	27,633
TWD	68,450,000	USD	2,135,232	7/8/26	26,802
TWD	55,120,000	USD	1,720,618	7/8/26	20,380
TWD	54,750,000	USD	1,709,063	7/8/26	20,249
TWD	54,660,000	USD	1,707,538	7/8/26	18,931
TWD	27,340,000	USD	852,538	7/8/26	11,012

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	54,110,000	USD	1,700,118	7/8/26	$ 8,979
TWD	42,710,000	USD	1,343,361	7/8/26	5,660
TWD	40,674,200	USD	1,285,531	7/8/26	(812)
TWD	32,326,000	USD	1,022,101	7/8/26	(1,065)
TWD	40,385,000	USD	1,277,319	7/8/26	(1,735)
TWD	39,980,100	USD	1,265,634	7/8/26	(2,838)
TWD	46,153,500	USD	1,461,016	7/8/26	(3,230)
TWD	50,411,800	USD	1,595,563	7/8/26	(3,276)
TWD	59,996,900	USD	1,898,396	7/8/26	(3,358)
TWD	32,775,700	USD	1,039,080	7/8/26	(3,840)
TWD	51,500,600	USD	1,630,540	7/8/26	(3,863)
TWD	35,796,200	USD	1,134,586	7/8/26	(3,942)
IDR	143,377,256,061	USD	8,417,419	9/17/26	(187,813)
IDR	1,263,386,042,253	USD	74,246,947	9/17/26	(1,730,784)
USD	26,801,751	IDR	456,058,591,580	9/17/26	624,780
USD	24,895,510	IDR	423,622,000,000	9/17/26	580,344
USD	14,073,795	IDR	239,479,700,000	9/17/26	328,077
USD	13,072,814	IDR	222,447,000,000	9/17/26	304,743
USD	8,765,485	IDR	149,074,600,000	9/17/26	208,862
USD	8,011,518	IDR	136,299,160,060	9/17/26	188,183
USD	8,271,447	IDR	143,377,256,061	9/17/26	41,841
USD	1,274,709	IDR	21,690,444,608	9/17/26	29,715
USD	1,184,003	IDR	20,147,000,000	9/17/26	27,601
TWD	34,784,000	USD	1,089,724	10/8/26	7,981
TWD	40,830,000	USD	1,281,343	10/8/26	7,161
TWD	25,790,000	USD	808,236	10/8/26	5,639
TWD	25,806,000	USD	809,726	10/8/26	4,653
TWD	38,000,000	USD	1,203,745	10/8/26	(4,550)
TWD	39,810,000	USD	1,262,699	10/8/26	(6,384)
TWD	54,680,000	USD	1,733,122	10/8/26	(7,543)
TWD	67,270,000	USD	2,132,861	10/8/26	(9,970)
TWD	63,683,338	USD	2,017,984	10/22/26	(8,472)
TWD	117,046,662	USD	3,706,471	10/22/26	(13,094)
					$6,885,749
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	317,055,353	USD	684,652	Deutsche Bank AG	5/4/26	$ —	$ (288)
KZT	193,339,044	USD	420,600	Deutsche Bank AG	5/4/26	—	(3,278)
KZT	123,716,309	USD	221,515	ICBC Standard Bank plc	5/4/26	45,526	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	369,491,000	USD	102,494	Citibank, N.A.	5/4/26	$ —	$ (4,390)
UGX	2,798,146,000	USD	751,689	Citibank, N.A.	5/4/26	—	(8,748)
UGX	1,746,356,000	USD	471,669	Deutsche Bank AG	5/4/26	—	(7,991)
UGX	3,426,490,000	USD	919,870	Standard Chartered Bank	5/4/26	—	(10,097)
UGX	3,651,631,000	USD	1,017,167	Standard Chartered Bank	5/4/26	—	(47,616)
USD	1,067,830	EGP	56,648,396	Citibank, N.A.	5/4/26	11,351	—
USD	325,537	IDR	5,639,924,000	BNP Paribas	5/4/26	—	(282)
USD	431,560	IDR	7,478,073,000	HSBC Bank USA, N.A.	5/4/26	—	(449)
USD	431,519	IDR	7,480,379,000	Standard Chartered Bank	5/4/26	—	(623)
USD	431,539	IDR	7,488,064,000	Standard Chartered Bank	5/4/26	—	(1,047)
USD	417,498	KZT	193,339,044	Deutsche Bank AG	5/4/26	176	—
USD	618,886	KZT	317,055,353	Deutsche Bank AG	5/4/26	—	(65,477)
USD	763,478	UGX	2,798,146,000	Citibank, N.A.	5/4/26	20,537	—
USD	99,259	UGX	369,491,000	Citibank, N.A.	5/4/26	1,155	—
USD	469,138	UGX	1,746,356,000	Deutsche Bank AG	5/4/26	5,460	—
USD	675,576	UGX	2,435,452,000	Standard Chartered Bank	5/4/26	28,935	—
USD	450,384	UGX	1,621,382,000	Standard Chartered Bank	5/4/26	19,888	—
USD	264,411	UGX	986,252,484	Standard Chartered Bank	5/4/26	2,549	—
USD	1,054,970	EGP	56,654,516	Citibank, N.A.	5/5/26	—	(1,049)
USD	476,359	IDR	8,286,260,000	HSBC Bank USA, N.A.	5/5/26	—	(2,339)
USD	2,804,269	ZAR	47,000,000	Goldman Sachs International	5/5/26	—	(17,283)
USD	2,959,641	ZAR	49,600,000	Goldman Sachs International	5/5/26	—	(17,997)
USD	448,998	ZMW	8,530,969	Citibank, N.A.	5/5/26	—	(7,814)
EUR	6,290,311	USD	7,360,224	BNP Paribas	5/8/26	23,433	—
EUR	1,600,000	USD	1,874,226	Citibank, N.A.	5/8/26	3,877	—
EUR	14,198,405	USD	16,710,695	Citibank, N.A.	5/8/26	—	(44,405)
EUR	27,669,044	USD	32,522,786	HSBC Bank USA, N.A.	5/8/26	—	(44,469)
EUR	5,169,904	USD	6,048,832	JPMorgan Chase Bank, N.A.	5/8/26	19,675	—
EUR	21,716	USD	25,443	Standard Chartered Bank	5/8/26	48	—
EUR	4,800,000	USD	5,642,665	Standard Chartered Bank	5/8/26	—	(8,357)
EUR	97,014	USD	113,611	State Street Bank and Trust Company	5/8/26	265	—
EUR	1,420,874	USD	1,665,436	UBS AG	5/8/26	2,405	—
USD	892,237	EUR	769,652	Bank of America, N.A.	5/8/26	—	(11,191)
USD	10,367,587	EUR	8,853,183	Bank of America, N.A.	5/8/26	—	(24,405)
USD	4,040,850	EUR	3,449,616	Citibank, N.A.	5/8/26	—	(8,358)
USD	8,289,922	EUR	7,076,987	Citibank, N.A.	5/8/26	—	(17,146)
USD	1,968,848	EUR	1,677,297	HSBC Bank USA, N.A.	5/8/26	13	—
USD	1,470,631	EUR	1,256,858	Standard Chartered Bank	5/8/26	—	(4,687)
USD	3,401,077	EUR	2,907,407	UBS AG	5/8/26	—	(11,679)
USD	619,981	VND	16,348,886,000	Citibank, N.A.	5/8/26	—	(211)
VND	16,348,886,000	USD	622,862	Citibank, N.A.	5/8/26	—	(2,671)
EUR	1,034,203	RON	5,683,463	Barclays Bank PLC	5/12/26	—	(69,223)
RON	5,683,463	EUR	1,063,124	JPMorgan Chase Bank, N.A.	5/12/26	35,268	—
TRY	505,686,967	USD	11,085,825	Standard Chartered Bank	5/12/26	28,037	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	17,656,110	USD	387,666	Standard Chartered Bank	5/12/26	$ 376	$ —
UGX	2,050,085,605	USD	550,552	Citibank, N.A.	5/13/26	—	(7,064)
USD	1,886,962	KZT	905,270,000	Deutsche Bank AG	5/13/26	—	(60,796)
USD	1,886,962	KZT	905,270,000	Deutsche Bank AG	5/13/26	—	(60,796)
USD	3,773,924	KZT	1,806,766,000	Deutsche Bank AG	5/13/26	—	(113,473)
USD	225,192	UGX	837,714,000	Citibank, N.A.	5/13/26	3,110	—
TRY	251,166,944	USD	5,372,828	Standard Chartered Bank	5/18/26	116,127	—
USD	5,324,958	TRY	251,166,944	Standard Chartered Bank	5/18/26	—	(163,998)
TRY	1,324,144,762	USD	28,220,051	Standard Chartered Bank	5/20/26	663,264	—
USD	6,398,742	TRY	300,621,694	Standard Chartered Bank	5/20/26	—	(158,661)
USD	21,721,453	TRY	1,023,523,068	Standard Chartered Bank	5/20/26	—	(604,459)
VND	11,493,930,700	USD	438,315	Goldman Sachs International	5/26/26	—	(2,917)
KZT	2,081,517,475	USD	4,041,782	Bank of America, N.A.	6/8/26	390,574	—
KZT	1,052,799,419	USD	2,026,563	Bank of America, N.A.	6/8/26	215,254	—
KZT	1,051,772,058	USD	2,026,536	Bank of America, N.A.	6/8/26	213,094	—
KZT	896,476,027	USD	1,735,675	Bank of America, N.A.	6/8/26	173,269	—
KZT	1,843,233,303	USD	3,448,519	Deutsche Bank AG	6/8/26	476,438	—
USD	415,003	KZT	193,339,044	Deutsche Bank AG	6/8/26	3,309	—
USD	1,150,711	KZT	594,514,783	Deutsche Bank AG	6/8/26	—	(115,241)
USD	5,437,335	KZT	2,640,234,094	Deutsche Bank AG	6/8/26	—	(184,745)
USD	4,349,843	KZT	2,255,393,351	Deutsche Bank AG	6/8/26	—	(452,762)
USD	250,905	UYU	9,976,000	Citibank, N.A.	6/8/26	3,939	—
KZT	1,617,913,000	USD	3,199,037	Deutsche Bank AG	6/11/26	242,031	—
KZT	1,614,874,000	USD	3,199,037	Deutsche Bank AG	6/11/26	235,568	—
KZT	1,623,512,000	USD	3,199,064	Standard Chartered Bank	6/11/26	253,913	—
USD	1,886,961	KZT	919,233,000	Deutsche Bank AG	6/11/26	—	(68,116)
USD	3,773,924	KZT	1,834,127,000	Deutsche Bank AG	6/11/26	—	(127,001)
KZT	832,213,140	USD	1,644,365	Deutsche Bank AG	6/12/26	124,932	—
KZT	832,048,703	USD	1,644,365	Deutsche Bank AG	6/12/26	124,582	—
KZT	831,062,084	USD	1,644,365	Deutsche Bank AG	6/12/26	122,485	—
KZT	832,048,703	USD	1,644,365	Deutsche Bank AG	6/15/26	122,483	—
KZT	332,753,707	USD	657,746	Deutsche Bank AG	6/15/26	48,854	—
MYR	11,369,000	USD	2,879,686	Barclays Bank PLC	6/16/26	—	(12,172)
MYR	118,583,045	USD	30,284,770	Barclays Bank PLC	6/16/26	—	(375,493)
MYR	409,890,250	USD	104,681,339	Barclays Bank PLC	6/16/26	—	(1,297,918)
MYR	65,000,000	USD	16,590,097	Goldman Sachs International	6/16/26	—	(195,654)
MYR	223,000,000	USD	56,916,794	Goldman Sachs International	6/16/26	—	(671,244)
USD	27,386,422	MYR	107,300,000	Goldman Sachs International	6/16/26	322,980	—
USD	3,326,366	MYR	13,050,000	Goldman Sachs International	6/16/26	34,867	—
CNH	1,185,056,789	USD	172,239,441	Barclays Bank PLC	6/17/26	1,737,405	—
CNH	661,171,267	USD	96,096,466	Barclays Bank PLC	6/17/26	969,340	—
CNH	20,000,000	USD	2,906,855	Barclays Bank PLC	6/17/26	29,322	—
CNY	60,630,000	USD	8,851,244	State Street Bank and Trust Company	6/17/26	18,381	—
CZK	1,943,510,597	EUR	79,362,757	Bank of America, N.A.	6/17/26	263,314	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	91,000,000	EUR	3,715,962	Bank of America, N.A.	6/17/26	$ 12,329	$ —
CZK	596,700,000	EUR	24,387,951	Barclays Bank PLC	6/17/26	55,137	—
CZK	55,900,000	EUR	2,291,969	Barclays Bank PLC	6/17/26	—	(3,371)
EUR	3,817,161	CZK	93,478,254	Bank of America, N.A.	6/17/26	—	(12,665)
EUR	6,711,845	CZK	164,366,029	Bank of America, N.A.	6/17/26	—	(22,269)
EUR	10,804,873	CZK	264,600,000	Bank of America, N.A.	6/17/26	—	(35,849)
EUR	12,099,242	CZK	296,328,580	Barclays Bank PLC	6/17/26	—	(41,629)
EUR	3,548,122	CZK	87,200,000	JPMorgan Chase Bank, N.A.	6/17/26	—	(26,711)
EUR	12,262,561	CZK	300,371,420	Societe Generale	6/17/26	—	(44,258)
EUR	956,185	HUF	378,064,646	Bank of America, N.A.	6/17/26	—	(90,881)
EUR	8,784,367	HUF	3,390,326,414	Deutsche Bank AG	6/17/26	—	(568,377)
EUR	1,665,302	HUF	630,744,737	Goldman Sachs International	6/17/26	—	(69,244)
EUR	10,255,777	HUF	4,091,850,000	Goldman Sachs International	6/17/26	—	(1,093,160)
EUR	275,571	HUF	107,818,115	HSBC Bank USA, N.A.	6/17/26	—	(22,528)
EUR	2,887,393	HUF	1,062,319,734	JPMorgan Chase Bank, N.A.	6/17/26	—	(19,440)
EUR	1,256,858	HUF	475,726,879	JPMorgan Chase Bank, N.A.	6/17/26	—	(51,243)
EUR	4,923,609	HUF	1,949,700,000	JPMorgan Chase Bank, N.A.	6/17/26	—	(477,482)
EUR	33,019,347	HUF	13,075,331,093	JPMorgan Chase Bank, N.A.	6/17/26	—	(3,202,149)
EUR	109,393	HUF	42,851,063	UBS AG	6/17/26	—	(9,106)
EUR	763,724	HUF	293,605,180	UBS AG	6/17/26	—	(45,705)
EUR	1,050,005	HUF	412,376,098	UBS AG	6/17/26	—	(90,849)
EUR	2,660,601	PLN	11,400,000	Deutsche Bank AG	6/17/26	—	(15,950)
EUR	2,002,116	PLN	8,600,000	Goldman Sachs International	6/17/26	—	(17,918)
EUR	24,369,807	PLN	104,700,000	Societe Generale	6/17/26	—	(223,771)
EUR	6,286,073	PLN	26,805,424	UBS AG	6/17/26	—	(2,155)
EUR	18,971,656	PLN	80,900,000	UBS AG	6/17/26	—	(6,503)
EUR	19,577,287	PLN	83,482,562	UBS AG	6/17/26	—	(6,711)
EUR	48,393,614	RON	249,055,606	Barclays Bank PLC	6/17/26	816,267	—
EUR	7,500,307	RON	38,600,000	Barclays Bank PLC	6/17/26	126,509	—
HUF	1,868,661,675	EUR	5,140,687	Bank of America, N.A.	6/17/26	—	(38,303)
HUF	7,083,554,974	EUR	18,353,556	Deutsche Bank AG	6/17/26	1,187,535	—
HUF	889,611,602	EUR	2,308,948	Goldman Sachs International	6/17/26	144,488	—
HUF	2,679,374,194	EUR	7,296,473	HSBC Bank USA, N.A.	6/17/26	32,670	—
HUF	3,294,503,967	EUR	8,980,459	HSBC Bank USA, N.A.	6/17/26	29,746	—
HUF	32,242,305,106	EUR	81,422,018	JPMorgan Chase Bank, N.A.	6/17/26	7,896,141	—
HUF	6,808,244,913	EUR	18,547,791	Societe Generale	6/17/26	74,105	—
JPY	889,781	USD	5,664	UBS AG	6/17/26	39	—
KZT	1,646,831,573	USD	3,288,730	Deutsche Bank AG	6/17/26	205,539	—
MXN	2,900,356,495	USD	161,928,866	BNP Paribas	6/17/26	3,507,959	—
MXN	46,216,002	USD	2,580,271	BNP Paribas	6/17/26	55,898	—
MXN	45,300,000	USD	2,612,904	Deutsche Bank AG	6/17/26	—	(28,985)
MXN	52,480,000	USD	2,923,811	Goldman Sachs International	6/17/26	69,657	—
MXN	324,170,000	USD	18,495,464	Goldman Sachs International	6/17/26	—	(4,753)
PLN	15,700,000	EUR	3,690,896	Deutsche Bank AG	6/17/26	—	(9,472)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	104,700,000	EUR	24,456,331	HSBC Bank USA, N.A.	6/17/26	$ 122,020	$ —
PLN	18,800,000	EUR	4,377,508	HSBC Bank USA, N.A.	6/17/26	38,241	—
PLN	7,932,000	EUR	1,868,353	Standard Chartered Bank	6/17/26	—	(9,052)
PLN	439,262,795	EUR	103,010,418	UBS AG	6/17/26	35,311	—
PLN	69,338,374	EUR	16,260,369	UBS AG	6/17/26	5,574	—
PLN	16,122,277	EUR	3,780,795	UBS AG	6/17/26	1,296	—
PLN	6,500,000	EUR	1,524,299	UBS AG	6/17/26	523	—
RON	5,000,000	EUR	971,542	Barclays Bank PLC	6/17/26	—	(16,387)
RON	32,030,000	EUR	6,256,272	Barclays Bank PLC	6/17/26	—	(143,281)
RON	181,401,061	EUR	35,247,763	Barclays Bank PLC	6/17/26	—	(594,533)
THB	69,879,000	USD	2,172,730	Standard Chartered Bank	6/17/26	—	(21,856)
THB	70,032,000	USD	2,197,555	Standard Chartered Bank	6/17/26	—	(41,972)
THB	241,380,000	USD	7,686,821	Standard Chartered Bank	6/17/26	—	(257,149)
THB	538,875,687	USD	17,115,424	Standard Chartered Bank	6/17/26	—	(528,842)
THB	3,778,482,220	USD	120,009,726	Standard Chartered Bank	6/17/26	—	(3,708,125)
USD	7,195,380	CNH	49,506,280	Barclays Bank PLC	6/17/26	—	(72,581)
USD	27,697,100	CNH	190,564,000	Barclays Bank PLC	6/17/26	—	(279,385)
USD	29,971,458	CNH	206,212,234	Barclays Bank PLC	6/17/26	—	(302,327)
USD	49,837,385	CNH	342,895,515	Barclays Bank PLC	6/17/26	—	(502,717)
USD	3,567,606	CNH	24,450,000	Citibank, N.A.	6/17/26	—	(21,871)
USD	14,641,316	CNH	100,200,000	JPMorgan Chase Bank, N.A.	6/17/26	—	(68,932)
USD	2,740,895	INR	257,000,000	Barclays Bank PLC	6/17/26	47,154	—
USD	366,031	MXN	6,556,095	BNP Paribas	6/17/26	—	(7,930)
USD	26,647,982	MXN	477,300,000	BNP Paribas	6/17/26	—	(577,291)
USD	31,839,205	MXN	570,281,555	BNP Paribas	6/17/26	—	(689,751)
USD	107,320,510	MXN	1,922,249,851	BNP Paribas	6/17/26	—	(2,324,946)
USD	45,462,829	MXN	796,827,000	Goldman Sachs International	6/17/26	11,682	—
USD	22,620,439	THB	712,200,000	Standard Chartered Bank	6/17/26	698,938	—
USD	2,241,717	THB	70,580,000	Standard Chartered Bank	6/17/26	69,266	—
USD	2,267,614	THB	71,660,000	Standard Chartered Bank	6/17/26	61,921	—
USD	2,758,599	THB	89,400,000	Standard Chartered Bank	6/17/26	6,869	—
USD	2,531,239	ZAR	43,510,883	Bank of America, N.A.	6/17/26	—	(72,398)
USD	3,059,305	ZAR	51,549,615	Barclays Bank PLC	6/17/26	—	(25,360)
USD	16,882,227	ZAR	284,467,273	Barclays Bank PLC	6/17/26	—	(139,942)
USD	5,564,346	ZAR	95,780,672	Barclays Bank PLC	6/17/26	—	(167,051)
USD	24,477,289	ZAR	412,415,388	Barclays Bank PLC	6/17/26	—	(201,136)
USD	108,104,891	ZAR	1,821,448,498	Barclays Bank PLC	6/17/26	—	(888,327)
USD	38,985,257	ZAR	673,458,617	Citibank, N.A.	6/17/26	—	(1,313,671)
USD	50,419,560	ZAR	837,842,000	Goldman Sachs International	6/17/26	284,135	—
USD	26,718,981	ZAR	444,000,000	Goldman Sachs International	6/17/26	150,572	—
USD	20,255,876	ZAR	336,600,000	Goldman Sachs International	6/17/26	114,150	—
USD	7,111,685	ZAR	118,173,363	HSBC Bank USA, N.A.	6/17/26	40,337	—
USD	2,097,091	ZAR	36,031,387	Standard Chartered Bank	6/17/26	—	(58,982)
USD	2,091,116	ZAR	36,068,826	Standard Chartered Bank	6/17/26	—	(67,198)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,572,422	ZAR	198,832,727	Standard Chartered Bank	6/17/26	$ —	$ (325,482)
UYU	100,100,000	USD	2,472,826	Citibank, N.A.	6/17/26	3,562	—
VND	16,489,097,930	USD	618,415	Citibank, N.A.	6/17/26	5,073	—
ZAR	85,600,694	USD	5,063,392	Bank of America, N.A.	6/17/26	58,847	—
ZAR	86,440,368	USD	5,116,843	Bank of America, N.A.	6/17/26	55,641	—
ZAR	71,360,000	USD	4,347,697	Bank of America, N.A.	6/17/26	—	(77,603)
ZAR	100,999,017	USD	6,143,823	Bank of America, N.A.	6/17/26	—	(100,167)
ZAR	1,775,678,540	USD	105,388,396	Barclays Bank PLC	6/17/26	866,005	—
ZAR	606,318,699	USD	35,985,655	Barclays Bank PLC	6/17/26	295,704	—
ZAR	30,223,842	USD	1,838,323	Barclays Bank PLC	6/17/26	—	(29,765)
ZAR	31,014,894	USD	1,886,437	Barclays Bank PLC	6/17/26	—	(30,544)
ZAR	43,816,074	USD	2,671,741	Barclays Bank PLC	6/17/26	—	(49,842)
ZAR	44,962,875	USD	2,741,669	Barclays Bank PLC	6/17/26	—	(51,146)
ZAR	176,434,407	USD	10,660,437	Barclays Bank PLC	6/17/26	—	(102,821)
ZAR	47,000,000	USD	2,795,185	Goldman Sachs International	6/17/26	17,236	—
ZAR	59,611,840	USD	3,587,314	Goldman Sachs International	6/17/26	—	(20,216)
ZAR	263,471,108	USD	16,082,767	Goldman Sachs International	6/17/26	—	(316,983)
ZAR	30,438,367	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(20,007)
ZAR	31,235,033	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(20,531)
ZAR	27,665,716	USD	1,676,202	HSBC Bank USA, N.A.	6/17/26	—	(20,720)
ZAR	30,419,953	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(21,109)
ZAR	31,216,137	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(21,662)
ZAR	30,388,649	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(22,982)
ZAR	30,387,729	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(23,038)
ZAR	30,379,442	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(23,533)
ZAR	30,379,442	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(23,533)
ZAR	31,184,014	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(23,584)
ZAR	31,183,069	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(23,641)
ZAR	31,174,566	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(24,149)
ZAR	31,174,566	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(24,149)
ZAR	33,914,407	USD	2,054,796	HSBC Bank USA, N.A.	6/17/26	—	(25,400)
ZAR	30,231,578	USD	1,841,402	JPMorgan Chase Bank, N.A.	6/17/26	—	(32,381)
ZAR	31,022,831	USD	1,889,597	JPMorgan Chase Bank, N.A.	6/17/26	—	(33,229)
ZAR	685,528,892	USD	41,784,746	Societe Generale	6/17/26	—	(763,547)
ZAR	44,546,341	USD	2,710,959	UBS AG	6/17/26	—	(45,361)
ZAR	45,712,257	USD	2,781,913	UBS AG	6/17/26	—	(46,548)
MYR	15,200,000	USD	3,866,799	Barclays Bank PLC	6/18/26	—	(32,803)
KZT	954,800,000	USD	1,754,663	Deutsche Bank AG	6/22/26	267,249	—
USD	1,150,711	KZT	597,506,632	Deutsche Bank AG	6/22/26	—	(114,586)
USD	680,437	KZT	357,293,368	Standard Chartered Bank	6/22/26	—	(76,178)
EGP	187,557,674	USD	3,740,120	Bank of America, N.A.	6/24/26	—	(330,626)
USD	3,747,406	EGP	187,557,674	Standard Chartered Bank	6/24/26	337,912	—
USD	1,003,624	UYU	41,538,000	Bank of America, N.A.	6/24/26	—	(23,445)
USD	752,734	UYU	30,832,000	Citibank, N.A.	6/25/26	—	(9,561)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	7,112,062	USD	140,222	Bank of America, N.A.	6/29/26	$ —	$ (11,221)
USD	140,416	EGP	7,112,062	JPMorgan Chase Bank, N.A.	6/29/26	11,415	—
USD	53,801	UYU	2,194,000	Goldman Sachs International	6/29/26	—	(427)
KZT	286,815,682	USD	539,330	ICBC Standard Bank plc	6/30/26	66,129	—
USD	545,573	KZT	286,815,682	Standard Chartered Bank	6/30/26	—	(59,885)
USD	1,104,009	NGN	1,561,069,000	Standard Chartered Bank	6/30/26	—	(7,040)
ZMW	4,532,799	USD	198,200	Standard Chartered Bank	6/30/26	43,521	—
USD	21,293,037	BRL	124,000,000	JPMorgan Chase Bank, N.A.	7/2/26	—	(3,395,982)
USD	552,005	NGN	787,711,000	Standard Chartered Bank	7/2/26	—	(8,267)
USD	1,104,009	NGN	1,587,565,000	Standard Chartered Bank	7/2/26	—	(25,172)
USD	999,025	UYU	41,000,000	Bank of America, N.A.	7/8/26	—	(13,670)
VND	8,140,479,280	USD	305,746	Goldman Sachs International	7/10/26	1,471	—
VND	39,406,439,508	USD	1,473,138	Citibank, N.A.	7/13/26	13,672	—
VND	15,555,180,000	USD	581,285	Standard Chartered Bank	7/13/26	5,614	—
KZT	938,290,000	USD	1,749,236	Societe Generale	7/21/26	216,241	—
USD	1,201,865	KZT	639,392,371	Deutsche Bank AG	7/21/26	—	(137,497)
USD	564,209	KZT	298,897,629	Standard Chartered Bank	7/21/26	—	(61,905)
KZT	749,558,000	USD	1,399,528	Deutsche Bank AG	7/22/26	170,048	—
USD	174,134	KZT	92,284,028	Deutsche Bank AG	7/22/26	—	(19,109)
USD	1,201,865	KZT	639,272,185	Deutsche Bank AG	7/22/26	—	(136,772)
VND	23,305,986,582	USD	875,671	JPMorgan Chase Bank, N.A.	7/22/26	3,022	—
KZT	954,800,000	USD	1,787,513	ICBC Standard Bank plc	7/23/26	211,133	—
UGX	1,685,784,000	USD	453,781	Standard Chartered Bank	7/24/26	—	(13,900)
USD	450,384	UGX	1,655,161,000	Standard Chartered Bank	7/24/26	18,493	—
KZT	719,000,000	USD	1,351,468	Deutsche Bank AG	7/27/26	151,460	—
USD	1,201,865	KZT	639,813,024	Deutsche Bank AG	7/27/26	—	(135,538)
USD	471,121	UGX	1,714,881,000	ICBC Standard Bank plc	7/27/26	23,958	—
TRY	178,242,677	USD	3,613,374	Standard Chartered Bank	7/28/26	31,888	—
UGX	868,784,000	USD	231,616	Standard Chartered Bank	7/28/26	—	(5,129)
UGX	865,256,000	USD	231,261	Standard Chartered Bank	7/28/26	—	(5,694)
USD	3,590,569	TRY	178,242,677	Standard Chartered Bank	7/28/26	—	(54,692)
USD	450,384	UGX	1,650,657,000	Standard Chartered Bank	7/28/26	20,067	—
KZT	5,866,104,360	USD	11,004,668	Deutsche Bank AG	7/29/26	1,248,618	—
KZT	4,952,628,000	USD	9,340,766	ICBC Standard Bank plc	8/3/26	986,201	—
KZT	1,926,000,000	USD	3,678,380	Deutsche Bank AG	8/6/26	333,371	—
KZT	514,915,000	USD	894,913	Deutsche Bank AG	8/7/26	177,248	—
KZT	514,945,000	USD	894,492	Deutsche Bank AG	8/10/26	176,596	—
VND	16,348,886,000	USD	611,402	Citibank, N.A.	8/12/26	3,821	—
EUR	10,648,464	PLN	46,443,277	Barclays Bank PLC	9/2/26	—	(245,120)
PLN	46,443,277	EUR	10,933,876	Barclays Bank PLC	9/2/26	—	(91,523)
EUR	10,918,643	PLN	47,738,492	Barclays Bank PLC	9/4/26	—	(282,386)
KZT	1,097,017,077	USD	2,054,724	Bank of America, N.A.	9/4/26	207,135	—
KZT	1,095,681,507	USD	2,054,724	Bank of America, N.A.	9/4/26	204,381	—
PLN	47,738,492	EUR	11,236,288	Barclays Bank PLC	9/4/26	—	(92,300)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	21,835,109	PLN	95,091,901	Barclays Bank PLC	9/8/26	$ —	$ (456,520)
KZT	1,091,736,437	USD	2,048,670	Bank of America, N.A.	9/8/26	199,157	—
PLN	95,091,901	EUR	22,377,987	Barclays Bank PLC	9/8/26	—	(183,934)
EUR	16,022,181	PLN	69,760,576	Barclays Bank PLC	9/9/26	—	(329,715)
PLN	69,760,576	EUR	16,418,116	Barclays Bank PLC	9/9/26	—	(137,400)
KZT	1,725,761,095	USD	3,288,730	Deutsche Bank AG	9/14/26	257,093	—
KZT	1,470,018,955	USD	2,811,819	Deutsche Bank AG	9/14/26	208,545	—
USD	524,887	EGP	31,467,000	Deutsche Bank AG	9/15/26	—	(28,853)
KZT	1,718,525,888	USD	3,288,730	Deutsche Bank AG	9/16/26	239,768	—
KZT	857,865,234	USD	1,644,365	Deutsche Bank AG	9/16/26	117,014	—
MNT	1,284,122,600	USD	335,280	JPMorgan Chase Bank, N.A.	9/28/26	15,899	—
MNT	1,323,083,000	USD	344,822	JPMorgan Chase Bank, N.A.	10/5/26	16,654	—
UZS	14,318,913,000	USD	889,373	Deutsche Bank AG	10/5/26	273,135	—
UZS	7,887,808,991	USD	489,926	Deutsche Bank AG	10/7/26	150,196	—
RUB	118,401,000	USD	1,477,980	Deutsche Bank AG	10/14/26	8,836	—
KZT	1,660,336,000	USD	2,718,520	Deutsche Bank AG	10/15/26	656,427	—
USD	450,384	UGX	1,661,917,000	Standard Chartered Bank	10/20/26	25,327	—
USD	145,803	UGX	554,613,507	Standard Chartered Bank	10/20/26	3,953	—
USD	450,384	UGX	1,675,429,000	Standard Chartered Bank	10/21/26	21,967	—
KZT	1,644,105,000	USD	2,697,465	Deutsche Bank AG	10/23/26	635,300	—
USD	450,384	UGX	1,673,177,000	Standard Chartered Bank	10/23/26	22,735	—
KZT	2,513,643,000	USD	4,154,095	Deutsche Bank AG	10/27/26	934,314	—
KZT	1,478,011,000	USD	2,705,741	Bank of America, N.A.	11/2/26	280,072	—
KZT	528,673,641	USD	894,492	Deutsche Bank AG	11/3/26	173,145	—
UGX	3,056,768,000	USD	829,516	Standard Chartered Bank	11/3/26	—	(50,162)
USD	900,768	UGX	3,355,361,000	Standard Chartered Bank	11/3/26	45,284	—
USD	225,192	UGX	838,840,000	Standard Chartered Bank	11/6/26	11,468	—
ZMW	7,997,000	USD	329,501	Societe Generale	11/6/26	91,617	—
UGX	1,334,129,464	USD	360,089	Standard Chartered Bank	11/10/26	—	(20,500)
USD	450,384	UGX	1,682,184,000	Standard Chartered Bank	11/10/26	22,201	—
USD	450,384	UGX	1,683,085,000	Standard Chartered Bank	11/10/26	21,972	—
KES	89,687,000	USD	676,883	Standard Chartered Bank	11/12/26	—	(12,282)
USD	647,560	KES	89,687,000	Standard Chartered Bank	11/12/26	—	(17,041)
USD	450,384	UGX	1,691,192,000	Standard Chartered Bank	11/12/26	20,115	—
USD	225,192	UGX	857,982,000	Standard Chartered Bank	11/13/26	6,959	—
USD	450,384	UGX	1,756,498,000	Bank of America, N.A.	11/16/26	3,930	—
TRY	448,541,940	USD	8,116,268	Standard Chartered Bank	11/19/26	150,003	—
USD	8,173,075	TRY	448,541,940	Standard Chartered Bank	11/19/26	—	(93,196)
KZT	885,901,658	USD	1,644,365	Deutsche Bank AG	12/14/26	120,880	—
KZT	855,069,814	USD	1,584,196	Deutsche Bank AG	12/14/26	119,614	—
KZT	744,471,565	USD	1,383,390	Deutsche Bank AG	12/14/26	100,042	—
NGN	2,398,197,000	USD	1,616,398	JPMorgan Chase Bank, N.A.	12/16/26	6,818	—
KZT	1,264,085,881	USD	2,378,337	Deutsche Bank AG	12/17/26	138,033	—
RUB	159,289,000	USD	1,927,435	ICBC Standard Bank plc	1/13/27	4,805	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NGN	891,546,000	USD	555,480	Standard Chartered Bank	1/21/27	$ 41,949	$ —
USD	1,196,159	EUR	984,630	State Street Bank and Trust Company	1/25/27	29,420	—
KES	227,771,000	USD	1,692,207	Citibank, N.A.	2/3/27	—	(32,528)
USD	676,879	KES	95,440,000	Citibank, N.A.	2/3/27	—	(18,555)
USD	294,570	KES	39,767,000	JPMorgan Chase Bank, N.A.	2/3/27	4,804	—
USD	676,885	KES	92,564,000	JPMorgan Chase Bank, N.A.	2/3/27	2,407	—
KES	90,871,000	USD	676,879	Standard Chartered Bank	2/18/27	—	(16,686)
USD	674,112	KES	90,871,000	Standard Chartered Bank	2/18/27	13,918	—
KES	90,702,000	USD	676,881	Standard Chartered Bank	2/24/27	—	(18,690)
USD	663,263	KES	90,702,000	Standard Chartered Bank	2/24/27	5,073	—
KES	93,025,000	USD	692,671	Standard Chartered Bank	3/2/27	—	(18,416)
USD	662,100	KES	93,025,000	Standard Chartered Bank	3/2/27	—	(12,156)
KES	93,683,000	USD	692,671	Standard Chartered Bank	3/8/27	—	(14,443)
USD	669,164	KES	93,683,000	Standard Chartered Bank	3/8/27	—	(9,064)
KZT	713,943,000	USD	1,291,036	Deutsche Bank AG	3/11/27	93,144	—
UZS	28,096,455,000	USD	2,147,226	Deutsche Bank AG	3/11/27	62,049	—
UZS	14,037,491,000	USD	1,073,613	Deutsche Bank AG	3/11/27	30,180	—
UZS	14,064,332,000	USD	1,073,613	Deutsche Bank AG	3/12/27	32,086	—
UZS	14,037,491,000	USD	1,073,613	Deutsche Bank AG	3/12/27	29,976	—
NGN	2,968,805,000	USD	1,953,161	JPMorgan Chase Bank, N.A.	3/15/27	6,250	—
UZS	20,471,041,723	USD	1,570,467	Deutsche Bank AG	3/17/27	37,425	—
UZS	10,227,668,525	USD	785,234	Deutsche Bank AG	3/17/27	18,096	—
UZS	7,571,699,000	USD	580,874	Deutsche Bank AG	3/17/27	13,843	—
UZS	2,064,207,000	USD	158,480	Deutsche Bank AG	3/17/27	3,652	—
UZS	1,718,738,000	USD	131,957	Deutsche Bank AG	3/17/27	3,041	—
UZS	20,510,303,406	USD	1,570,467	Deutsche Bank AG	3/18/27	40,211	—
UZS	10,255,151,703	USD	785,234	Deutsche Bank AG	3/18/27	20,106	—
UZS	8,952,234,000	USD	685,470	Deutsche Bank AG	3/18/27	17,551	—
UZS	4,476,117,000	USD	342,735	Deutsche Bank AG	3/18/27	8,776	—
UZS	14,175,503,521	USD	1,081,274	Deutsche Bank AG	3/19/27	31,726	—
UZS	25,583,110,000	USD	1,942,234	Deutsche Bank AG	3/24/27	64,591	—
RUB	331,705,000	USD	3,854,865	ICBC Standard Bank plc	4/13/27	78,733	—
UZS	6,186,729,000	USD	344,953	Deutsche Bank AG	10/25/27	121,871	—
						$35,206,705	$(33,704,752)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts[1]
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/14/26	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$15,638,355	$120,791
5/29/26	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,947,107	(38,860)
						$81,931
[1]	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(61)	Short	6/8/26	$ (8,265,369)	$131,015
U.S. 5-Year Treasury Note	(92)	Short	6/30/26	(9,920,906)	172,475
U.S. 10-Year Treasury Note	(182)	Short	6/18/26	(20,128,063)	283,235
U.S. Long Treasury Bond	(5)	Short	6/18/26	(564,219)	23,906
					$610,631
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	$ (2,299,581)	$ —	$ (2,299,581)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(780,246)	—	(780,246)
BRL	66,680	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.78% (pays upon termination)	1/4/27	73,611	—	73,611
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	(1,105,154)	—	(1,105,154)
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	(461,196)	—	(461,196)
BRL	67,456	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.61% (pays upon termination)	1/2/29	(383,123)	—	(383,122)
BRL	90,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.61% (pays upon termination)	1/2/29	(517,070)	—	(517,070)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	108,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.96% (pays upon termination)	1/2/29	$ (468,721)	$ —	$ (468,721)
BRL	37,010	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.02% (pays upon termination)	1/2/29	(232,182)	—	(232,182)
BRL	26,045	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	(116,499)	—	(116,499)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	(26,436)	—	(26,436)
BRL	38,790	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.40% (pays upon termination)	1/2/29	(132,513)	—	(132,513)
BRL	48,206	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.51% (pays upon termination)	1/2/29	(157,662)	—	(157,662)
BRL	14,252	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.97% (pays upon termination)	1/2/31	(81,238)	—	(81,238)
BRL	16,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.03% (pays upon termination)	1/2/31	(83,090)	—	(83,090)
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	(74,914)	—	(74,914)
BRL	15,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.13% (pays upon termination)	1/2/31	(85,417)	—	(85,417)
BRL	21,574	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.30% (pays upon termination)	1/2/31	(81,740)	—	(81,740)
BRL	36,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.46% (pays upon termination)	1/2/31	(72,369)	—	(72,369)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(5,662)	575	(5,087)
CLP	2,647,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.55% (pays semi-annually)	12/18/29	(43,809)	—	(43,809)
CLP	13,630,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	6/18/30	(138,731)	—	(138,731)
CLP	4,255,590	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	9/17/30	(50,194)	—	(50,194)
CLP	3,675,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.80% (pays semi-annually)	12/17/30	(36,770)	—	(36,770)
CLP	4,923,300	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.72% (pays semi-annually)	3/18/31	(80,083)	—	(80,083)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	4,477,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.73% (pays semi-annually)	3/18/31	$ (71,475)	$ —	$ (71,475)
CLP	5,369,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.10% (pays semi-annually)	6/17/31	(2,539)	—	(2,539)
CLP	58,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.11% (pays semi-annually)	6/17/31	(57)	—	(57)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(177,476)	—	(177,476)
CNY	450,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	1,074,675	—	1,074,675
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	551,854	—	551,854
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	131,973	—	131,973
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	132,784	—	132,784
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	345,086	—	345,086
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	230,718	—	230,718
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	138,821	—	138,821
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	119,719	—	119,719
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	108,681	—	108,681
CNY	20,230	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	3/19/30	(9,205)	—	(9,205)
CNY	21,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	3/19/30	(6,877)	—	(6,877)
CNY	13,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	(1,755)	—	(1,755)
CNY	23,850	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(2,723)	—	(2,723)
CNY	10,170	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(872)	—	(872)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	19,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	$ (1,480)	$ —	$ (1,480)
CNY	10,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(701)	—	(701)
CNY	13,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	(390)	—	(390)
CNY	10,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(5)	—	(5)
CNY	14,340	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(32)	—	(32)
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	3/19/30	41,019	—	41,019
CNY	61,070	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.39% (pays quarterly)	6/18/30	(47,808)	—	(47,808)
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	6/18/30	(15,842)	—	(15,842)
CNY	17,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.48% (pays quarterly)	6/18/30	(4,778)	—	(4,778)
CNY	25,113	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	6/18/30	(5,814)	—	(5,814)
CNY	15,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	6/18/30	5,249	—	5,249
CNY	27,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	9/17/30	(12,971)	—	(12,971)
CNY	64,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	9/17/30	11,849	—	11,849
CNY	20,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	9/17/30	9,447	—	9,447
CNY	85,210	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.61% (pays quarterly)	9/17/30	44,263	—	44,263
CNY	40,250	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.57% (pays quarterly)	12/17/30	7,423	—	7,423
CNY	128,490	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	36,191	—	36,191
CNY	68,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	21,236	—	21,236

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	31,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	$ 10,269	$ —	$ 10,269
CNY	96,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	31,868	—	31,868
CNY	32,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	11,061	—	11,061
CNY	54,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	18,470	—	18,470
CNY	79,604	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.64% (pays quarterly)	12/17/30	51,784	—	51,784
CNY	48,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	12/17/30	39,097	—	39,097
CNY	135,468	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.57% (pays quarterly)	3/18/31	18,799	—	18,799
CNY	21,948	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	9,070	—	9,070
CNY	54,570	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.61% (pays quarterly)	3/18/31	25,625	—	25,625
CNY	99,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	49,972	—	49,972
CNY	72,852	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	40,772	—	40,772
CNY	36,520	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	20,490	—	20,490
CNY	29,137	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	16,553	—	16,553
CNY	165,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	95,596	—	95,596
CNY	129,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	77,946	—	77,946
CNY	103,638	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.55% (pays quarterly)	6/17/31	(6,650)	—	(6,650)
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	(514)	—	(514)
CNY	39,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	108	—	108

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	43,110	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	$ (17)	$ —	$ (17)
COP	95,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.45% (pays quarterly)	3/18/31	(1,265,037)	—	(1,265,037)
COP	56,112,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.57% (pays quarterly)	3/18/31	(678,740)	28,481	(650,259)
COP	16,091,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.41% (pays quarterly)	6/17/31	58,139	—	58,139
COP	12,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.38% (pays quarterly)	3/18/36	(211,467)	—	(211,467)
COP	13,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.56% (pays quarterly)	3/18/36	(191,159)	—	(191,159)
COP	17,900,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.75% (pays quarterly)	3/18/36	(208,083)	—	(208,083)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	129,611	—	129,611
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	91,426	—	91,426
CZK	49,200	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	46,505	—	46,505
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	(16,199)	—	(16,199)
CZK	52,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.59% (pays annually)	9/17/30	(31,877)	—	(31,877)
CZK	102,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	9/17/30	(51,694)	—	(51,694)
CZK	58,100	Pays	6-month CZK PRIBOR (pays semi-annually)	3.76% (pays annually)	9/17/30	(13,763)	—	(13,763)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.88% (pays annually)	9/17/30	3,567	—	3,567
CZK	76,360	Pays	6-month CZK PRIBOR (pays semi-annually)	3.79% (pays annually)	12/17/30	(86,874)	—	(86,874)
CZK	95,590	Pays	6-month CZK PRIBOR (pays semi-annually)	3.86% (pays annually)	12/17/30	(95,269)	—	(95,269)
CZK	105,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.00% (pays annually)	12/17/30	(71,904)	—	(71,904)
CZK	93,350	Pays	6-month CZK PRIBOR (pays semi-annually)	3.60% (pays annually)	3/18/31	(154,490)	—	(154,490)
CZK	145,459	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	3/18/31	(227,088)	—	(227,088)
CZK	223,900	Pays	6-month CZK PRIBOR (pays semi-annually)	3.83% (pays annually)	3/18/31	(258,481)	—	(258,481)
CZK	87,400	Receives	6-month CZK PRIBOR (pays semi-annually)	4.28% (pays annually)	6/17/31	24,336	—	24,336
CZK	85,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.29% (pays annually)	6/17/31	(22,516)	—	(22,516)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	31,235	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	$ (93,139)	$ —	$ (93,139)
CZK	246,212	Pays	6-month CZK PRIBOR (pays semi-annually)	3.56% (pays annually)	12/18/34	(793,253)	—	(793,253)
CZK	170,764	Receives	6-month CZK PRIBOR (pays semi-annually)	4.62% (pays annually)	6/17/36	(58,106)	—	(58,106)
HUF	1,660,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.20% (pays annually)	12/17/30	53,544	—	53,544
HUF	3,430,400	Pays	6-month HUF BUBOR (pays semi-annually)	5.98% (pays annually)	3/18/31	32,459	—	32,459
HUF	3,071,300	Pays	6-month HUF BUBOR (pays semi-annually)	6.19% (pays annually)	12/18/34	293,771	—	293,771
INR	1,636,353	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	(54,975)	—	(54,975)
INR	1,530,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	12/18/29	(250,726)	—	(250,726)
INR	1,940,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	(255,773)	—	(255,773)
INR	1,018,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.28% (pays semi-annually)	12/18/29	(33,768)	—	(33,768)
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	(93,073)	—	(93,073)
INR	3,069,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	3/19/30	(580,128)	—	(580,128)
INR	77,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	(11,495)	—	(11,495)
INR	559,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	(81,027)	—	(81,027)
INR	150,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	(21,273)	—	(21,273)
INR	700,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.21% (pays semi-annually)	3/19/30	(68,083)	—	(68,083)
INR	902,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.81% (pays semi-annually)	6/18/30	(227,163)	—	(227,163)
INR	1,080,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	6/18/30	(208,676)	—	(208,676)
INR	554,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(186,288)	—	(186,288)
INR	1,050,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	(350,130)	—	(350,130)
INR	469,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	9/17/30	(153,293)	—	(153,293)
INR	797,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	9/17/30	(250,607)	—	(250,607)
INR	1,310,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.77% (pays semi-annually)	9/17/30	(394,867)	—	(394,867)
INR	978,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	12/17/30	(333,592)	—	(333,592)
INR	910,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	12/17/30	(300,476)	—	(300,476)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	496,350	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/18/31	$ (139,298)	$ —	$ (139,298)
INR	1,864,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.03% (pays semi-annually)	3/18/31	(441,319)	—	(441,319)
INR	2,061,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.12% (pays semi-annually)	3/18/31	(408,673)	—	(408,673)
INR	596,000	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.65% (pays semi-annually)	6/17/31	3,633	—	3,633
KRW	8,267,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(98,895)	—	(98,895)
KRW	12,415,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(148,119)	—	(148,119)
KRW	6,497,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(76,288)	—	(76,288)
KRW	6,200,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(71,988)	—	(71,988)
KRW	9,067,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	3/18/31	(98,422)	—	(98,422)
KRW	10,880,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(108,069)	—	(108,069)
KRW	9,862,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(96,539)	—	(96,539)
KRW	4,534,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(44,021)	—	(44,021)
KRW	10,880,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(103,026)	—	(103,026)
KRW	7,411,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(64,850)	—	(64,850)
KRW	4,533,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(40,090)	—	(40,090)
KRW	4,575,800	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	6/17/31	18,334	—	18,334
KRW	4,445,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.71% (pays quarterly)	6/17/31	16,306	—	16,306
MXN	323,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.11% (pays monthly)	12/16/26	314,681	(4,092)	310,589
MXN	217,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	39,431	—	39,431

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	196,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	$ 40,825	$ —	$ 40,825
MXN	431,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(50,501)	—	(50,501)
MXN	276,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(31,726)	—	(31,726)
MXN	250,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	55,564	—	55,564
MXN	456,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	8,184	—	8,184
MXN	454,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	(9,097)	—	(9,097)
MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	(4,401)	—	(4,401)
MXN	349,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	3/7/28	(38,140)	—	(38,140)
MXN	351,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	3/9/28	(48,947)	—	(48,947)
MXN	426,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	3/10/28	(42,330)	—	(42,330)
MXN	193,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/6/28	(68,449)	—	(68,449)
MXN	534,049	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.54% (pays monthly)	4/6/28	(194,716)	—	(194,716)
MYR	19,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.07% (pays quarterly)	9/17/30	(90,903)	—	(90,903)
MYR	30,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.09% (pays quarterly)	9/17/30	(133,946)	—	(133,946)
MYR	11,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	9/17/30	(44,108)	—	(44,108)
MYR	35,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	9/17/30	(123,574)	—	(123,574)
MYR	16,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(53,299)	—	(53,299)
MYR	26,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(88,732)	—	(88,732)
MYR	32,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.27% (pays quarterly)	9/17/30	(78,331)	—	(78,331)
MYR	16,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.15% (pays quarterly)	12/17/30	(67,467)	—	(67,467)
MYR	71,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	12/17/30	(259,560)	—	(259,560)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MYR	19,680	Pays	3-month MYR KLIBOR (pays quarterly)	3.26% (pays quarterly)	12/17/30	$ (55,239)	$ —	$ (55,239)
MYR	17,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.28% (pays quarterly)	12/17/30	(44,788)	—	(44,788)
MYR	33,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.33% (pays quarterly)	12/17/30	(65,570)	—	(65,570)
MYR	68,100	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	3/18/31	(118,899)	—	(118,899)
MYR	21,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.40% (pays quarterly)	3/18/31	(28,695)	—	(28,695)
MYR	19,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.43% (pays quarterly)	3/18/31	(19,592)	—	(19,592)
MYR	30,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.45% (pays quarterly)	3/18/31	(22,536)	—	(22,536)
MYR	45,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	3/18/31	(29,515)	—	(29,515)
MYR	48,690	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	3/18/31	(20,915)	—	(20,915)
MYR	51,100	Pays	3-month MYR KLIBOR (pays quarterly)	3.54% (pays quarterly)	3/18/31	16,706	—	16,706
MYR	38,437	Pays	3-month MYR KLIBOR (pays quarterly)	3.45% (pays quarterly)	6/18/31	(41,513)	—	(41,513)
MYR	39,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.54% (pays quarterly)	6/18/31	(3,349)	—	(3,349)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(4,918)	—	(4,918)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(26,200)	—	(26,200)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(577,775)	—	(577,775)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	389,191	—	389,191
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	954,395	—	954,395
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	161,187	—	161,187
PLN	12,000	Pays	6-month PLN WIBOR (pays semi-annually)	4.03% (pays annually)	9/17/30	2,025	—	2,025
PLN	84,200	Pays	6-month PLN WIBOR (pays semi-annually)	3.94% (pays annually)	12/17/30	(566,038)	—	(566,038)
PLN	15,330	Pays	6-month PLN WIBOR (pays semi-annually)	4.17% (pays annually)	6/17/31	(75,890)	—	(75,890)
PLN	28,177	Pays	6-month PLN WIBOR (pays semi-annually)	4.18% (pays annually)	6/17/31	(136,073)	—	(136,073)
PLN	89,000	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(369,384)	—	(369,384)
PLN	54,025	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(219,445)	—	(219,445)
PLN	17,268	Pays	6-month PLN WIBOR (pays semi-annually)	4.25% (pays annually)	6/17/31	(68,738)	—	(68,738)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	13,800	Receives	6-month PLN WIBOR (pays semi-annually)	4.43% (pays annually)	6/17/31	$ 24,152	$ —	$ 24,152
PLN	51,909	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	6/17/31	(74,520)	—	(74,520)
PLN	42,227	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	56,139	—	56,139
PLN	42,227	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(40,912)	—	(40,912)
PLN	181,230	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	149,912	—	149,912
PLN	181,230	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(87,415)	—	(87,415)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	333,092	—	333,092
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	438,903	—	438,903
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	177,229	—	177,229
PLN	19,321	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	29,211	—	29,211
PLN	17,180	Receives	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	6/17/36	(44,540)	—	(44,540)
PLN	10,261	Receives	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	6/17/36	(35,346)	—	(35,346)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	3,161	—	3,161
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	714,600	—	714,600
THB	27,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	38,381	—	38,381
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	640,811	—	640,811
THB	115,690	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	6/18/30	(28,832)	—	(28,832)
THB	32,680	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(7,545)	—	(7,545)
THB	77,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(17,736)	—	(17,736)
THB	136,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(29,548)	—	(29,548)
THB	80,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(15,746)	—	(15,746)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	79,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	$ (14,152)	$ —	$ (14,152)
THB	79,220	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(14,036)	—	(14,036)
THB	96,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(16,845)	—	(16,845)
THB	132,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(22,523)	—	(22,523)
THB	259,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(43,174)	—	(43,174)
THB	282,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.50% (pays quarterly)	6/18/30	(15,454)	—	(15,454)
THB	101,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.08% (pays quarterly)	9/17/30	(69,618)	—	(69,618)
THB	192,510	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.11% (pays quarterly)	9/17/30	(121,397)	—	(121,398)
THB	118,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.26% (pays quarterly)	9/17/30	(50,086)	—	(50,086)
THB	161,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	9/17/30	(59,985)	—	(59,985)
THB	106,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.31% (pays quarterly)	9/17/30	(38,204)	—	(38,204)
THB	88,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	9/17/30	(26,668)	—	(26,668)
THB	174,270	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.15% (pays quarterly)	12/17/30	(115,720)	—	(115,720)
THB	115,670	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.24% (pays quarterly)	12/17/30	(60,396)	—	(60,396)
THB	260,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.27% (pays quarterly)	12/17/30	(126,347)	—	(126,347)
THB	280,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	3/18/31	(144,376)	—	(144,376)
THB	310,110	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	3/18/31	(117,669)	—	(117,669)
THB	158,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	3/18/31	(56,088)	—	(56,088)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	385,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.45% (pays quarterly)	3/18/31	$ (107,397)	$ —	$ (107,397)
THB	128,120	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.47% (pays quarterly)	3/18/31	(32,781)	—	(32,781)
THB	163,401	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.48% (pays quarterly)	6/17/31	(56,054)	—	(56,054)
THB	70,900	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	2,928	—	2,928
THB	120,000	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	4,599	—	4,599
THB	54,100	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	1,913	—	1,913
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	12,474	—	12,474
THB	187,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	247,752	—	247,752
ZAR	53,870	Receives	3-month ZAR JIBAR (pays quarterly)	7.52% (pays quarterly)	6/17/31	22,584	—	22,584
ZAR	167,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	260,992	—	260,992
Total						$(14,308,207)	$24,964	$(14,283,243)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$175,272
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	272,233
Bank of America, N.A.	MYR	4,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	(84)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(20,368)
BNP Paribas	MYR	3,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	20
BNP Paribas	MYR	3,580	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	758
Citibank, N.A.	CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	127,005

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$177,184
JPMorgan Chase Bank, N.A.	MYR	19,340	Pays	3-month MYR KLIBOR (pays quarterly)	3.30% (pays quarterly)	6/18/30	(37,745)
Standard Chartered Bank	MYR	34,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	12/18/29	(2,551)
Standard Chartered Bank	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	12/18/29	17,928
Standard Chartered Bank	MYR	33,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	6/18/30	(8,434)
Standard Chartered Bank	MYR	79,041	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	(3,611)
Total							$697,607
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
ICBC Standard Bank plc	USD	869	Total Return on UZS 10,172,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/4/29 (pays upon termination)	Fully Funded[1]	2/6/29	$ 47,393
ICBC Standard Bank plc	USD	1,119	Total Return on UZS 12,885,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/4/29 (pays upon termination)	Fully Funded[1]	2/6/29	41,661
ICBC Standard Bank plc	USD	405	Total Return on UZS 4,679,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	30,918
ICBC Standard Bank plc	USD	562	Total Return on UZS 6,442,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	38,674
						$158,646
[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 57,353,966 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount(2)	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount(2)	6/5/26/ 6/5/29	$100,811
				$100,811
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
(2)	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $1,398,564,548)	$1,443,647,653
Affiliated investments, at value (identified cost $294,953,488)	294,953,488
Cash	94,169
Deposits for derivatives collateral:
Centrally cleared derivatives	61,127,691
OTC derivatives	8,970,000
Foreign currency, at value (identified cost $39,299,662)	39,327,331
Interest receivable	29,136,599
Dividends receivable from affiliated investments	565,066
Receivable for investments sold	44,824,257
Receivable for premiums on written options	31,944
Receivable for variation margin on open centrally cleared derivatives	2,238,609
Receivable for open forward foreign currency exchange contracts	35,206,705
Receivable for open swap contracts	1,029,857
Upfront payments on open OTC swap contracts	2,955,458
Receivable for open non-deliverable bond forward contracts	120,791
Trustees' deferred compensation plan	93,675
Total assets	$1,964,323,293
Liabilities
Cash collateral due to brokers	$8,970,000
Written options outstanding, at value (premiums received $1,216,557)	362,742
Payable for investments purchased	64,416,505
Payable for closed written options	223,036
Payable for variation margin on open futures contracts	78,267
Payable for open forward foreign currency exchange contracts	33,704,752
Payable for open swap contracts	72,793
Payable for open non-deliverable bond forward contracts	38,860
Payable to affiliates:
Investment adviser fee	951,162
Trustees' fees	5,417
Trustees' deferred compensation plan	93,675
Accrued foreign capital gains taxes	133,745
Accrued expenses	528,290
Total liabilities	$109,579,244
Net Assets applicable to investors' interest in Portfolio	$1,854,744,049

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income from affiliated investments	$2,900,582
Interest income (net of foreign taxes withheld of $1,800,698)	71,726,052
Other income	954,551
Total investment income	$75,581,185
Expenses
Investment adviser fee	$5,373,408
Trustees’ fees and expenses	43,934
Custodian fee	657,666
Legal and accounting services	130,109
Interest expense	51,960
Miscellaneous	59,803
Total expenses	$6,316,880
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$113,861
Total expense reductions	$113,861
Net expenses	$6,203,019
Net investment income	$69,378,166
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $180,941)	$21,432,364
Written options	885,214
Futures contracts	111,388
Swap contracts	(2,641,953)
Foreign currency transactions	4,730,387
Forward foreign currency exchange contracts	16,254,852
Non-deliverable bond forward contracts	(1,851,984)
Net realized gain	$38,920,268
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $406,013)	$12,053,088
Written options	208,251
Futures contracts	753,496
Swap contracts	(23,009,042)
Foreign currency	(346,607)
Forward foreign currency exchange contracts	9,907,862
Non-deliverable bond forward contracts	190,812
Net change in unrealized appreciation (depreciation)	$(242,140)
Net realized and unrealized gain	$38,678,128
Net increase in net assets from operations	$108,056,294

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$69,378,166	$89,292,433
Net realized gain (loss)	38,920,268	(27,560,978)
Net change in unrealized appreciation (depreciation)	(242,140)	115,321,398
Net increase in net assets from operations	$108,056,294	$177,052,853
Capital transactions:
Contributions	$478,465,246	$452,773,413
Withdrawals	(152,843,747)	(354,239,023)
Net increase in net assets from capital transactions	$325,621,499	$98,534,390
Net increase in net assets	$433,677,793	$275,587,243
Net Assets
At beginning of period	$1,421,066,256	$1,145,479,013
At end of period	$1,854,744,049	$1,421,066,256

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.75%(2)(3)	0.82%(3)	0.86%(3)	0.73%	0.76%	0.75%
Net expenses	0.74%(2)(3)(4)	0.80%(3)(4)	0.86%(3)(4)	0.72%(4)	0.76%(4)	0.75%
Net investment income	8.25%(2)	8.12%	8.66%	6.43%	6.43%	4.98%
Portfolio Turnover	47%(5)	93%	85%	67%	33%	56%
Total Return	7.92%(5)	17.97%	11.30%	15.00%	(20.12)%	1.48%
Net assets, end of period (000’s omitted)	$1,854,744	$1,421,066	$1,145,479	$1,070,014	$958,731	$1,561,621
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.03% and 0.12% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025 and 2024, respectively.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.02%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Not annualized.

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Emerging Markets Local Income Fund and Eaton Vance Strategic Income Fund held an interest of 92.4% and 7.6% respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Certain total return swap agreements are structured as fully funded swaps. Under these arrangements, the Portfolio makes an upfront payment at inception and does not make or receive periodic payments during the term of the swap. For fully funded total return swaps, realized gains or losses are recognized upon termination or settlement of the agreement. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
O  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
P  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Q  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $5,373,408 or 0.64% (annualized) of the Portfolio’s average daily net assets.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $113,861 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $595,834,470 and $509,622,506, respectively, for the six months ended April 30, 2026.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,699,885,409
Gross unrealized appreciation	$83,986,629
Gross unrealized depreciation	(49,879,554)
Net unrealized appreciation	$34,107,075

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $34,179,147. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $12,070,461 at April 30, 2026.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2026.

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$1,148,395	$ —	$1,148,395
Not applicable	24,021,694(1)	10,125,363(1)	34,147,057
Receivable for open forward foreign currency exchange contracts	35,206,705	—	35,206,705
Receivable for open swap contracts	—	1,029,857	1,029,857
Receivable for open non-deliverable bond forward contracts	—	120,791	120,791
Total Asset Derivatives	$60,376,794	$11,276,011	$71,652,805
Derivatives not subject to master netting or similar agreements	$24,021,694	$10,125,363	$34,147,057
Total Asset Derivatives subject to master netting or similar agreements	$36,355,100	$1,150,648	$37,505,748
Written options outstanding, at value	$(362,742)	$ —	$(362,742)
Not applicable	(17,135,945)(1)	(23,822,939)(1)	(40,958,884)
Payable for open forward foreign currency exchange contracts	(33,704,752)	—	(33,704,752)
Payable for open swap contracts	—	(72,793)	(72,793)
Payable for open non-deliverable bond forward contracts	—	(38,860)	(38,860)
Total Liability Derivatives	$(51,203,439)	$(23,934,592)	$(75,138,031)
Derivatives not subject to master netting or similar agreements	$(17,135,945)	$(23,822,939)	$(40,958,884)
Total Liability Derivatives subject to master netting or similar agreements	$(34,067,494)	$(111,653)	$(34,179,147)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$3,074,038	$(864,777)	$(2,209,261)	$ —	$ —	$ —
Barclays Bank PLC	5,173,416	(5,173,416)	—	—	—	—
BNP Paribas	3,588,068	(3,588,068)	—	—	—	—
Citibank, N.A.	563,839	(563,839)	—	—	—	—
Deutsche Bank AG	10,184,648	(2,455,103)	—	(7,390,000)	339,545	7,390,000
Goldman Sachs International	1,341,049	(1,341,049)	—	—	—	—
HSBC Bank USA, N.A.	263,027	(263,027)	—	—	—	—
ICBC Standard Bank plc	1,575,131	—	—	(1,520,000)	55,131	1,520,000
JPMorgan Chase Bank, N.A.	8,388,952	(7,364,803)	(1,024,149)	—	—	—
Societe Generale	381,963	(381,963)	—	—	—	—

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Standard Chartered Bank	$2,878,403	$(2,878,403)	$ —	$ —	$ —	$ —
State Street Bank and Trust Company	48,066	—	—	(48,066)	—	60,000
UBS AG	45,148	(45,148)	—	—	—	—
	$37,505,748	$(24,919,596)	$(3,233,410)	$(8,958,066)	$394,676	$8,970,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(864,777)	$864,777	$ —	$ —	$ —	$ —
Barclays Bank PLC	(7,308,990)	5,173,416	1,867,323	—	(268,251)	—
BNP Paribas	(3,620,568)	3,588,068	—	—	(32,500)	—
Citibank, N.A.	(1,519,034)	563,839	—	—	(955,195)	—
Deutsche Bank AG	(2,455,103)	2,455,103	—	—	—	—
Goldman Sachs International	(2,728,559)	1,341,049	1,387,510	—	—	—
HSBC Bank USA, N.A.	(387,823)	263,027	—	—	(124,796)	—
JPMorgan Chase Bank, N.A.	(7,364,803)	7,364,803	—	—	—	—
Societe Generale	(1,031,576)	381,963	649,613	—	—	—
Standard Chartered Bank	(6,633,297)	2,878,403	3,754,894	—	—	—
UBS AG	(264,617)	45,148	219,469	—	—	—
	$(34,179,147)	$24,919,596	$7,878,809	$—	$(1,380,742)	$—
Total — Deposits for derivatives collateral — OTC derivatives						$8,970,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(868,797)	$ —	$(868,797)
Written options	885,214	—	885,214
Futures contracts	—	111,388	111,388
Swap contracts	209,320	(2,851,273)	(2,641,953)
Forward foreign currency exchange contracts	16,254,852	—	16,254,852
Non-deliverable bond forward contracts	—	(1,851,984)	(1,851,984)
Total	$16,480,589	$(4,591,869)	$11,888,720
Change in unrealized appreciation (depreciation):
Investments(1)	$446,017	$ —	$446,017
Written options	208,251	—	208,251
Futures contracts	—	753,496	753,496
Swap contracts	—	(23,009,042)	(23,009,042)
Forward foreign currency exchange contracts	9,907,862	—	9,907,862
Non-deliverable bond forward contracts	—	190,812	190,812
Total	$10,562,130	$(22,064,734)	$(11,502,604)
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Non-Deliverable Bond Forward Contracts	Swap Contracts
$55,330,000	$3,919,406,000	$33,308,000	$2,170,585,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately $247,313,000 and $75,255,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $294,953,488, which represents 15.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$83,602,121	$965,769,481	$(754,418,114)	$ —	$ —	$294,953,488	$2,900,582	294,953,488
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Credit Linked Notes	$ —	$ 1,879,597	$ —	$ 1,879,597
Foreign Corporate Bonds	—	95,056,859	—	95,056,859
Loan Participation Notes	—	—	7,062,266	7,062,266
Sovereign Government Bonds	—	1,031,990,617	—	1,031,990,617
Short-Term Investments:
Affiliated Fund	294,953,488	—	—	294,953,488
Sovereign Government Securities	—	105,815,542	—	105,815,542
U.S. Treasury Obligations	—	200,694,377	—	200,694,377
Purchased Currency Options	—	1,148,395	—	1,148,395
Total Investments	$294,953,488	$1,436,585,387	$7,062,266	$1,738,601,141
Forward Foreign Currency Exchange Contracts	$ —	$ 59,228,399	$ —	$ 59,228,399
Non-Deliverable Bond Forward Contracts	—	120,791	—	120,791
Futures Contracts	610,631	—	—	610,631
Swap Contracts	—	10,544,589	—	10,544,589
Total	$295,564,119	$1,506,479,166	$7,062,266	$1,809,105,551
Liability Description
Written Currency Options	$ —	$ (362,742)	$ —	$ (362,742)
Forward Foreign Currency Exchange Contracts	—	(50,840,697)	—	(50,840,697)
Non-Deliverable Bond Forward Contracts	—	(38,860)	—	(38,860)

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (23,895,732)	$ —	$ (23,895,732)
Total	$ —	$ (75,138,031)	$ —	$ (75,138,031)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

EEIAX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026